united states
securities and exchange commission
washington, d.c. 20549

form N-CSR

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/24

Item 1. Reports to Stockholders.

Inspire Global Hope ETF

(BLES) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$26	0.52%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 12.41%. This strong performance was driven by the upward momentum and security selection in the Information Technology and Financials sectors. The other sectors that helped achieve this positive performance came from the Industrials and Materials sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Communication Services sectors. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (2/27/2017)
Inspire Global Hope ETF - NAV	12.41%	19.66%	10.71%	8.88%
Inspire Global Hope ETF - Market Price	12.63%	19.81%	10.68%	8.93%
Inspire Global Hope Index	12.96%	20.48%	10.82%	9.36%
S&P Global 1200® Index	15.25%	24.99%	13.15%	11.42%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$107,944,767
Number of Portfolio Holdings	405
Advisory Fee	$232,654
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	1.2%
Corpay, Inc.	0.6%
First Solar, Inc.	0.4%
Chandra Asri Petrochemical Tbk P.T.	0.4%
BIM Birlesik Magazalar A/S	0.3%
Solvay S.A.	0.3%
Mahindra & Mahindra Ltd.	0.3%
Hang Seng Bank Ltd.	0.3%
Teradyne, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Global Hope ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-BLES

Inspire Small/Mid Cap ETF

(ISMD) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$25	0.49%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 14.56%. This strong performance was driven by the upward momentum and security selection in the Information Technology, Health Care and Industrials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Financials sectors. The sectors that caused the largest drag to performance were the Consumer Staples, Utilities and Communication Services sectors.. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

	6 months	1 Year	5 years	Since Inception (2/27/2017)
Inspire Small/Mid Cap ETF - NAV	14.56%	20.71%	10.38%	7.76%
Inspire Small/Mid Cap ETF - Market Price	15.23%	21.13%	10.47%	7.82%
Inspire Small/MidCap Impact Index	14.93%	21.42%	11.92%	8.91%
Russell 2000® Total Return Index	15.23%	20.12%	8.61%	6.89%
S&P SmallCap 600® Equal Weight Index	12.20%	16.44%	10.67%	7.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$185,400,938
Number of Portfolio Holdings	503
Advisory Fee	$267,408
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class	2.1%
Deciphera Pharmaceuticals, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Ameresco, Inc.	0.3%
Blue Bird Corporation	0.3%
ADMA Biologics, Inc.	0.3%
Benchmark Electronics, Inc.	0.3%
Semtech Corporation	0.3%
EchoStar Corporation	0.3%
Pulse Biosciences, Inc.	0.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-ISMD

Inspire Corporate Bond ETF

(IBD) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$23	0.45%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 2.80%. This positive performance was driven by falling interest rates across the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (7/10/2017)
Inspire Corporate Bond ETF - NAV	2.80%	4.13%	0.64%	1.16%
Inspire Corporate Bond ETF - Market Price	3.38%	4.62%	0.71%	1.22%
Bloomberg Intermediate Corporate Index	3.15%	4.99%	1.63%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.77%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$308,731,416
Number of Portfolio Holdings	251
Advisory Fee	$388,228
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Devon Energy Corporation	1.4%
Trimble, Inc.	1.3%
Alexandria Real Estate Equities, Inc.	1.3%
Loews Corporation	1.3%
Valero Energy Corporation	1.3%
Arch Capital Finance, LLC	1.3%
Amphenol Corporation	1.3%
Cboe Global Markets, Inc.	1.3%
Dollar General Corporation	1.3%
AutoZone, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Corporate Bond ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-IBD

Inspire 100 ETF

(BIBL) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$18	0.35%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 15.99%. This strong performance was driven by the upward momentum and security selection in the Information Technology and Industrials sectors. The other sectors that helped achieve this positive performance came from the Health Care and Financials sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Consumer Discretionary sectors. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (10/30/2017)
Inspire 100 ETF - NAV	15.99%	24.46%	12.61%	10.45%
Inspire 100 ETF - Market Price	15.93%	24.24%	12.57%	10.44%
Inspire 100 Index	16.31%	25.05%	13.50%	11.30%
S&P 500® Index	16.35%	28.19%	15.80%	13.49%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$318,208,934
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$404,227
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Caterpillar, Inc.	4.7%
Intuitive Surgical, Inc.	4.0%
Progressive Corporation (The)	3.5%
Prologis, Inc.	3.1%
KLA Corporation	3.0%
Arista Networks, Inc.	2.7%
Synopsys, Inc.	2.5%
Amphenol Corporation	2.2%
Freeport-McMoRan, Inc.	2.1%
Parker-Hannifin Corporation	2.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire 100 ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-BIBL

Inspire International ETF

(WWJD) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$32	0.63%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 10.38%. This positive performance was driven by the upward momentum and security selection in the Financials and Materials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Industrials sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Utilities sectors. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Average Annual Total Returns
	6 months	1 Year	Since Inception (9/30/2019)
Inspire International ETF - NAV	10.36%	15.77%	9.19%
Inspire International ETF - Market Price	10.89%	16.19%	9.32%
Inspire Global Hope Ex- US GTR Index	10.94%	16.70%	8.55%
S&P International 700 TR	13.10%	18.88%	8.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$294,633,838
Number of Portfolio Holdings	203
Advisory Fee	$581,383
Portfolio Turnover	17%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	2.8%
Chandra Asri Petrochemical Tbk P.T.	0.8%
BIM Birlesik Magazalar A/S	0.7%
Solvay S.A.	0.7%
Mahindra & Mahindra Ltd.	0.6%
Hang Seng Bank Ltd.	0.6%
Naturgy Energy Group SA	0.6%
Fortum OYJ	0.6%
Wheaton Precious Metals Corporation	0.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire International ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-WWJD

Inspire Tactical Balanced ETF

(RISN) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$37	0.73%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 9.44%. Since the Fund has a current target of 80% to be invested in US Large Cap stock, most of this positive performance was driven by the upward momentum and security selection in the Consumer Discretionary and Industrials sectors. The other sectors that helped achieve this positive performance came from the Information Technology and Financials sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Communication Services sectors. The Fund is also currently invested at a 20% level in US Treasury exposure so part of the positive performance was driven by falling interest rates across the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Average Annual Total Returns
	6 months	1 Year	Since Inception (7/15/2020)
Inspire Tactical Balanced ETF - NAV	9.44%	16.63%	5.52%
Inspire Tactical Balanced ETF - Market Price	9.40%	16.85%	5.50%
S&P Target Risk Moderate Index	7.43%	10.77%	3.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$88,021,163
Number of Portfolio Holdings	76
Advisory Fee	$223,288
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
WisdomTree Floating Rate Treasury Fund	19.9%
Fair Isaac Corporation	1.2%
NVR, Inc.	1.2%
ICON plc	1.2%
Littelfuse, Inc.	1.2%
Brown & Brown, Inc.	1.2%
MSCI, Inc.	1.2%
TJX Companies, Inc. (The)	1.2%
Cognex Corporation	1.2%
Amphenol Corporation, Class A	1.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Tactical Balanced ETF

Semi-Annual Shareholder Report - May 31, 2024

Additional information is available on the Fund’s website ( www.inspireetf.com ),

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-RISN

Inspire Momentum ETF

(GLRY) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Momentum ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$40	0.80%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of its fiscal year of 19.55%. This strong performance was driven by the Fund’s focus on the momentum factor that was in favor over the past year as well as security selection in the Industrials sector. The other sectors that helped achieve this positive performance came from the Materials, Consumer Staples and Financials sectors. The sector that caused the largest drag to performance was the Utilities sector. During the six-month period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Average Annual Total Returns
	6 months	1 Year	Since Inception (12/7/2020)
Inspire Momentum ETF - NAV	19.55%	31.48%	7.58%
Inspire Momentum ETF - Market Price	19.63%	31.62%	7.60%
S&P Composite 1500® Index	16.36%	27.86%	12.31%
S&P MidCap 400® Index	17.27%	25.97%	10.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund

Fund Statistics
Net Assets	$63,509,467
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$120,043
Portfolio Turnover	41%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
EMCOR Group, Inc.	4.6%
Encore Wire Corporation	3.4%
Reinsurance Group of America, Inc.	3.4%
BJ’s Wholesale Club Holdings, Inc.	3.4%
United Therapeutics Corporation	3.3%
Encompass Health Corporation	3.3%
Kyndryl Holdings, Inc.	3.3%
Curtiss-Wright Corporation	3.3%
Murphy USA, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%

Material Fund Changes

SevenOneSeven Capital ManagementLTD no longer serves as sub-advisor to the Fund. The Fund changed its name from “Inspire Faithward Mid-Cap Momentum ETF” to its current name on March 29, 2024.

Inspire Momentum ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-GLRY

Inspire Fidelis Multi Factor ETF

(FDLS) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$35	0.69%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 13.14%. This strong performance was driven by the upward momentum and security selection in the Information Technology, Industrials and Financials sectors. The other sector that helped achieve this positive performance came from the Consumer Discretionary sector. The sectors that caused the largest drag to performance were the Communication Services, Health Care and Real Estate sectors. During the period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Average Annual Total Returns
	6 months	1 Year	Since Inception (8/23/2022)
Inspire Fidelis Multi Factor ETF - NAV	13.14%	25.11%	12.94%
Inspire Fidelis Multi Factor ETF - Market Price	13.02%	25.08%	12.88%
MSCI ACWI Net	14.10%	23.56%	14.83%
S&P Global 1200® Index	15.25%	24.99%	16.57%
WI Fidelis Multi-Cap, Multi- Factor Index	13.67%	26.19%	14.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$83,179,073
Number of Portfolio Holdings	100
Advisory Fee	$183,024
Portfolio Turnover	150%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Vital Farms, Inc.	2.0%
ADMA Biologics, Inc.	1.4%
Vistra Corporation	1.4%
Powell Industries, Inc.	1.3%
Perdoceo Education Corporation	1.3%
Telephone and Data Systems, Inc.	1.2%
Vertiv Holdings Company	1.2%
Victory Capital Holdings, Inc.	1.2%
Primo Water Corporation	1.2%
Sprouts Farmers Market, Inc.	1.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Fidelis Multi Factor ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-FDLS

Inspire 500 ETF

(PTL) NYSE Arca, Inc.
Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of March 25, 2024 to May 31, 2024. You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$2	0.09%

How did the Fund perform during the reporting period?

The Fund was launched on March 25, 2024 had a return on the NAV of -1.40% for the since inception period. This negative performance was driven by pullback over the past couple of months in the broader US Large Cap markets and particularly in the Health Care and Industrials sectors. The other sectors that caused the largest drag to performance were the Consumer Discretionary and Information Technology. During the last couple of months, we have seen a minor correction in the broader US Large Cap market due to uncertainty about the next move in interest rates by the Federal Reserve. During the six-month period ended May 31, 2024, the Fund’s use of the current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Average Annual Total Returns
Since Inception (3/25/2024)
Inspire 500 ETF - NAV	-1.40%
Inspire 500 ETF - Market Price	-1.36%
Inspire 500 Index	-1.38%
S&P 500® Index	1.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$123,248,470
Number of Portfolio Holdings	499
Advisory Fee	$15,832
Portfolio Turnover	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Broadcom, Inc.	4.9%
Exxon Mobil Corporation	3.7%
Home Depot, Inc. (The)	2.6%
QUALCOMM, Inc.	1.8%
Linde plc	1.6%
Caterpillar, Inc.	1.3%
NextEra Energy, Inc.	1.3%
Intuitive Surgical, Inc.	1.1%
Elevance Health, Inc.	1.0%
Progressive Corporation (The)	1.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire 500 ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.inspireetf.com ), including its:

●	Prospectus

●	Financial information

●	Holdings

●	Proxy voting information

TSR-SAR 053124-PTL

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Tactical Balanced ETF (RISN)

Inspire Momentum ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Inspire 500 ETF (PTL)

Semi-Annual

May 31, 2024

1-877-658-9473

www.inspireetf.com

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 1.5%
1,783	Cie Financiere Richemont S.A.	$284,674
285	Deckers Outdoor Corporation(a)	311,768
97	Hermes International SCA	228,978
32,122	PRADA SpA	264,935
1,940	PVH Corporation	232,819
1,430	Ralph Lauren Corporation	267,238
		1,590,412
	ASSET MANAGEMENT - 1.3%
7,597	3i Group plc	277,196
6,537	Brookfield Corporation	284,733
415	Charles Schwab Corporation (The)	30,411
10,465	Investor A.B.	282,796
4,670	Julius Baer Group Ltd.	279,922
201	Partners Group Holding A.G.	268,674
		1,423,732
	AUTOMOTIVE – 2.0%
7,740	BorgWarner, Inc.	276,008
3,667	Continental A.G.	247,596
13,570	Denso Corporation	219,423
599	Ferrari N.V.	246,189
232,016	Geely Automobile Holdings Ltd.	280,961
7,443	Gentex Corporation	260,505
11,933	Mahindra & Mahindra Ltd.	357,990
2,571	Toyota Industries Corporation	241,947
		2,130,619
	BANKING - 6.1%
598,267	Bank Mandiri Persero Tbk P.T.	217,270
6,080	Bank Polska Kasa Opieki S.A.	246,929
667,719	Bank Rakyat Indonesia Persero Tbk PT	178,376
99,396	BOC Hong Kong Holdings Ltd.	311,395
3,420	Commonwealth Bank of Australia	271,989
18,437	Credit Agricole S.A.,(b)	298,516
8,925	Danske Bank A/S	273,568
158	First Citizens BancShares, Inc., Class A	268,352

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 6.1% (Continued)
309,254	First Financial Holding Company Ltd.	$261,725
25,170	Grupo Financiero Banorte SAB de CV	239,109
24,553	Hang Seng Bank Ltd.	340,966
10,457	ICICI Bank Ltd. - ADR	279,620
74,142	Intesa Sanpaolo SpA	290,037
12,839	KakaoBank Corporation	206,697
3,543	KBC Group N.V.	256,981
11,814	National Australia Bank Ltd.	266,524
5,929	OTP Bank Nyrt	285,809
18,491	Powszechna Kasa Oszczednosci Bank Polski S.A.	278,614
12,867	Regions Financial Corporation	248,976
18,215	Skandinaviska Enskilda Banken A.B.	264,112
27,403	Standard Bank Group Ltd.	261,394
1,583	SVB Financial Group(a)	79
26,105	Svenska Handelsbanken A.B., A Shares	244,670
13,575	Swedbank A.B., A Shares	281,319
12,072	United Overseas Bank Ltd.	275,095
4,244	Western Alliance Bancorp	267,499
		6,615,621
	BEVERAGES - 0.2%
4,517	Monster Beverage Corporation(a)	234,523

	BIOTECH & PHARMA - 1.9%
1,982	Celltrion, Inc.	252,687
6,730	Chugai Pharmaceutical Company Ltd.	204,593
1,439	CSL Ltd.	268,155
869	Genmab A/S,(a)	244,873
4,757	Incyte Corporation(a)	274,907
1,952	Neurocrine Biosciences, Inc.(a)	264,320
8,810	Royalty Pharma plc, Class A	241,482
2,182	UCB S.A.	304,529
		2,055,546

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CABLE & SATELLITE - 0.2%
4,733	Liberty Broadband Corporation - Series A(a)	$256,718

	CHEMICALS - 3.7%
3,491	Akzo Nobel N.V.	242,908
2,034	Albemarle Corporation	249,348
3,252	CF Industries Holdings, Inc.	259,282
753,052	Chandra Asri Petrochemical Tbk P.T.	425,289
360	EMS-Chemie Holding A.G.	296,864
13,359	Evonik Industries A.G.	292,310
63	Givaudan S.A.	295,857
2,624	LyondellBasell Industries N.V., Class A	260,878
5,086	Nutrien Ltd.	298,125
2,265	RPM International, Inc.	253,907
9,982	Solvay S.A.	364,173
2,279	Symrise A.G.	270,350
1,753	Westlake Corporation	281,462
8,429	Yara International ASA	260,953
		4,051,706
	COMMERCIAL SUPPORT SERVICES - 2.2%
31,622	ALS Ltd.	296,843
8,775	Bureau Veritas SA	262,736
389	Cintas Corporation	263,730
5,036	Edenred	235,192
1,426	Republic Services, Inc.	264,081
5,845	Rollins, Inc.	267,058
2,802	SGS S.A.	260,874
1,272	Waste Management, Inc.	268,049
24,800	Worley Ltd.	241,714
		2,360,277
	CONSTRUCTION MATERIALS - 1.7%
685	Carlisle Companies, Inc.	286,529
3,435	Cie de Saint-Gobain	300,273
3,022	Holcim A.G.	263,872
426	Martin Marietta Materials, Inc.	243,706

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CONSTRUCTION MATERIALS - 1.7% (Continued)
37,291	Siam Cement PCL (The)	$238,915
905	Sika A.G.	273,738
991	Vulcan Materials Company	253,468
		1,860,501
	CONTAINERS & PACKAGING - 1.0%
29,404	Amcor plc	290,304
6,348	Huhtamaki OYJ	255,766
6,968	International Paper Company	314,187
1,409	Packaging Corp of America	258,537
		1,118,794
	DATA CENTER REIT - 0.3%
1,871	Digital Realty Trust, Inc.	271,931

	DIVERSIFIED INDUSTRIALS - 0.8%
6,653	Alfa Laval A.B.	306,720
1,530	Dover Corporation	281,245
2,394	Emerson Electric Company	268,511
		856,476
	ELECTRIC UTILITIES - 6.3%
7,388	Avangrid, Inc.	266,042
9,485	CenterPoint Energy, Inc.	289,387
33,484	CLP Holdings Ltd.	264,822
4,479	CMS Energy Corporation	281,863
1,474	Constellation Energy Corporation	320,226
19,294	E.ON S.E.	257,030
68,238	EDP - Energias de Portugal S.A.	276,194
18,825	EDP Renovaveis S.A.	300,612
14,535	Endesa S.A.	288,556
2,772,044	Enel Americas S.A.	274,173
39,902	Enel SpA	288,119
2,567	Entergy Corporation	288,762
5,021	Evergy, Inc.	274,448
6,857	Fortis, Inc.	274,314
21,345	Fortum OYJ	324,527

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRIC UTILITIES - 6.3% (Continued)
225,040	Gulf Energy Development PCL	$247,424
21,169	Iberdrola S.A.	277,875
7,816	OGE Energy Corporation	283,721
7,855	RWE A.G.	296,885
12,768	SSE plc	285,578
31,849	Terna Rete Elettrica Nazionale SpA	266,802
122,461	Vector Ltd.	282,973
3,539	Verbund A.G.,(b)	291,013
3,303	WEC Energy Group, Inc.	267,642
		6,768,988
	ELECTRICAL EQUIPMENT - 1.7%
3,049	A O Smith Corporation	255,018
1,455	AMETEK, Inc.	246,739
2,318	Amphenol Corporation, Class A	306,835
9,121	Assa Abloy A.B., Class B	266,236
131,202	Delta Electronics Thailand PCL	262,682
1,721	Keysight Technologies, Inc.(a)	238,324
4,193	Trimble, Inc.(a)	233,466
		1,809,300
	ENGINEERING & CONSTRUCTION - 0.7%
786	EMCOR Group, Inc.	305,486
6,635	Ferrovial S.E.	260,995
1,580	WSP Global, Inc.	237,711
		804,192
	ENTERTAINMENT CONTENT - 0.2%
39,524	Bollore S.E.	264,551

	FOOD - 2.0%
7,130	Ajinomoto Company, Inc.	254,110
6,059	Campbell Soup Company	268,898
121,529	China Mengniu Dairy Company Ltd.	223,157
9,146	Conagra Brands, Inc.	273,283
5,759	Darling Ingredients, Inc.(a)	232,664
56,571	Grupo Bimbo S.A.B. de C.V.	212,737

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	FOOD - 2.0% (Continued)
2,543	Lamb Weston Holdings, Inc.	$224,521
3,504	McCormick & Company, Inc.	253,059
104,376	Wilmar International Ltd.	238,700
		2,181,129
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
20,850	Suzano S.A.	193,859
7,882	UPM-Kymmene OYJ	300,556
		494,415
	GAS & WATER UTILITIES - 1.6%
2,229	American Water Works Company, Inc.	291,486
2,290	Atmos Energy Corporation	265,457
74,961	Hera SpA	275,676
333,942	Hong Kong & China Gas Company Ltd.	259,201
12,274	Naturgy Energy Group SA	328,620
55,784	Snam SpA	263,186
		1,683,626
	HEALTH CARE FACILITIES & SERVICES - 1.2%
519	Elevance Health, Inc.	279,471
9,921	Fresenius S.E. & Company KGaA	315,130
822	ICON plc(a)	267,002
1,044	IQVIA Holdings, Inc.(a)	228,730
674	Molina Healthcare, Inc.(a)	212,027
		1,302,360
	HEALTH CARE REIT - 0.8%
14,472	Healthpeak Properties, Inc.	287,993
6,172	Ventas, Inc.	310,204
2,895	Welltower, Inc.	300,125
		898,322
	HOME CONSTRUCTION - 1.1%
1,656	DR Horton, Inc.	244,757
455	Geberit A.G.	277,570
1,581	Lennar Corporation, Class A	253,513
18	NVR, Inc.(a)	138,253

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 1.1% (Continued)
2,238	PulteGroup, Inc.	$262,562
		1,176,655
	HOTEL REITS - 0.2%
13,230	Host Hotels & Resorts, Inc.	237,346

	HOUSEHOLD PRODUCTS - 0.5%
1,825	Beiersdorf A.G.	285,788
930	LG Household & Health Care Ltd.	280,939
		566,727
	INDUSTRIAL REIT - 0.5%
12,523	Goodman Group	279,270
2,072	Prologis, Inc.	228,935
		508,205
	INDUSTRIAL SUPPORT SERVICES - 1.7%
1,359	Applied Industrial Technologies, Inc.	262,287
3,843	Ashtead Group PLC	278,583
3,479	Fastenal Company	229,544
392	United Rentals, Inc.	262,409
171,371	United Tractors Tbk P.T.	232,858
613	Watsco, Inc.	291,113
1,587	WESCO International, Inc.	284,851
		1,841,645
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
111,055	B3 S.A. - Brasil Bolsa Balcao	228,426
1,460	Cboe Global Markets, Inc.	252,565
1,317	Deutsche Boerse A.G.	261,314
1,414	Evercore Partners, Inc., Class A	286,957
9,145	Hong Kong Exchanges & Clearing Ltd.	307,316
2,383	Interactive Brokers Group, Inc., Class A	299,591
1,961	Intercontinental Exchange, Inc.	262,578
2,203	London Stock Exchange Group plc	257,234
		2,155,981
	INSURANCE - 4.5%
39,926	AIA Group Ltd.	308,622

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 4.5% (Continued)
40,432	BB Seguridade Participacoes S.A.	$247,565
3,062	Brown & Brown, Inc.	274,080
2,167	Cincinnati Financial Corporation	254,796
9,995	Dai-ichi Life Holdings, Inc.	267,370
642	Erie Indemnity Company, Class A	232,680
260	Fairfax Financial Holdings Ltd.	292,768
1,653	Intact Financial Corporation	276,644
82,893	Legal & General Group plc	264,108
3,422	Loews Corporation	262,810
181	Markel Group, Inc.(a)	297,127
9,693	Power Corp of Canada	281,490
1,288	Progressive Corporation (The)	272,000
27,771	Prudential PLC	264,385
6,062	Sampo OYJ, A Shares	259,368
374	Swiss Life Holding A.G.	260,241
12,971	Tryg A/S	266,441
3,029	W R Berkley Corporation	245,440
		4,827,935
	INTERNET MEDIA & SERVICES - 0.8%
1,566	Naspers Ltd.	310,823
8,718	Prosus N.V.	315,694
2,197	REA Group Ltd.	272,904
		899,421
	MACHINERY - 4.0%
4,373	ANDRITZ A.G.	260,682
15,505	Atlas Copco A.B.	295,829
729	Caterpillar, Inc.	246,781
20,948	CNH Industrial N.V.(a),(b)	217,616
728	Disco Corporation	284,638
9,564	FANUC Corporation	267,516
2,872	Graco, Inc.	231,914
5,001	KION Group A.G.	233,611
2,023	Krones A.G.	276,522
984	Nordson Corporation	230,964

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	MACHINERY - 4.0% (Continued)
501	Parker-Hannifin Corporation	$266,292
1,510	Regal Rexnord Corporation	225,805
11,674	Sandvik A.B.	255,679
489	SMC Corporation	245,046
902	Snap-on, Inc.	246,120
2,991	Toro Company (The)	239,848
34,364	WEG S.A.	247,191
		4,272,054
	MEDICAL EQUIPMENT & DEVICES - 3.7%
830	Align Technology, Inc.(a)	213,484
6,282	Baxter International, Inc.	214,153
756	Bio-Rad Laboratories, Inc., Class A(a)	216,866
1,970	Coloplast A/S - Series B	236,378
1,159	EssilorLuxottica S.A.	258,128
3,459	Hologic, Inc.(a)	255,205
485	IDEXX Laboratories, Inc.(a)	241,021
1,582	Insulet Corporation(a)	280,315
668	Intuitive Surgical, Inc.(a)	268,616
182	Mettler-Toledo International, Inc.(a)	255,544
1,346	ResMed, Inc.	277,720
2,525	Revvity, Inc.	275,882
929	Sonova Holding A.G.	293,250
1,193	STERIS plc	265,896
1,685	Straumann Holding A.G.	218,509
672	West Pharmaceutical Services, Inc.	222,708
		3,993,675
	METALS & MINING – 3.0%
4,740	Agnico Eagle Mines Ltd.(b)	323,346
6,767	Anglo American Platinum Ltd.	219,950
10,884	Antofagasta plc	305,581
9,500	BHP Group Ltd.	281,315
16,507	Fortescue Metals Group Ltd.	271,694
2,339	Franco-Nevada Corporation	287,856
5,713	Freeport-McMoRan, Inc.	301,246

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	METALS & MINING – 3.0% (Continued)
7,442	Newmont Corporation	$312,117
3,414	Rio Tinto Ltd.	292,908
2,548	Southern Copper Corporation	302,285
5,873	Wheaton Precious Metals Corporation	321,757
		3,220,055
	MULTI ASSET CLASS REIT - 0.3%
4,819	WP Carey, Inc.	271,792

	OFFICE REIT - 0.5%
2,101	Alexandria Real Estate Equities, Inc.	250,019
4,139	Boston Properties, Inc.	251,113
		501,132
	OIL & GAS PRODUCERS - 7.1%
10,716	Aker BP ASA	274,574
7,818	APA Corporation	238,684
3,603	Canadian Natural Resources Ltd.	276,853
13,566	Cenovus Energy, Inc.	282,853
3,014	Chesapeake Energy Corporation(b)	274,063
9,641	Coterra Energy, Inc.	274,961
5,395	Devon Energy Corporation	264,787
1,349	Diamondback Energy, Inc.	268,802
55,779	ENEOS Holdings, Inc.	287,427
17,061	Eni SpA	268,297
2,089	EOG Resources, Inc.	260,185
10,062	Equinor ASA	290,367
18,064	Inpex Corporation	278,364
14,629	Kinder Morgan, Inc.	285,119
9,553	Marathon Oil Corporation	276,655
33,772	MOL Hungarian Oil & Gas plc	262,396
4,145	Occidental Petroleum Corporation	259,063
5,849	OMV A.G.	293,402
3,365	ONEOK, Inc.	272,565
17,010	ORLEN S.A.	274,476
5,202	Ovintiv, Inc.	268,787

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 7.1% (Continued)
64,019	PTT Exploration & Production PCL	$267,644
53,596	Santos Ltd.	272,063
2,401	Targa Resources Corporation	283,870
3,958	TotalEnergies S.E.	287,726
5,950	Tourmaline Oil Corporation	295,233
1,600	Valero Energy Corporation	251,424
13,597	Woodside Energy Group Ltd.	250,573
		7,641,213
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
6,810	Halliburton Company	249,927
4,920	Schlumberger Ltd	225,779
		475,706
	PUBLISHING & BROADCASTING - 0.3%
4,482	Liberty Media Corp-Liberty Formula One(a)	306,614

	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
64,832	CK Asset Holdings Ltd.	255,753
251,518	New World Development Company Ltd.	272,092
525,816	SM Prime Holdings, Inc.	242,193
7,490	Sumitomo Realty & Development Company Ltd.	233,507
127,628	Swire Properties Ltd.	234,030
9,132	Vonovia S.E.	285,314
		1,522,889
	RENEWABLE ENERGY - 0.7%
2,247	Enphase Energy, Inc.(a)	287,391
1,585	First Solar, Inc.(a)	430,740
		718,131
	RESIDENTIAL REIT - 2.0%
2,723	Camden Property Trust	279,516
4,147	Equity LifeStyle Properties, Inc.	260,307
4,269	Equity Residential	277,613
1,109	Essex Property Trust, Inc.	288,107
7,586	Invitation Homes, Inc.	263,917
2,026	Mid-America Apartment Communities, Inc.	270,896

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RESIDENTIAL REIT - 2.0% (Continued)
2,097	Sun Communities, Inc.	$247,425
7,198	UDR, Inc.	277,987
		2,165,768
	RETAIL - CONSUMER STAPLES - 2.4%
11,169	Aeon Company Ltd.	240,539
4,737	Alimentation Couche-Tard, Inc.	276,555
24,816	BIM Birlesik Magazalar A/S	369,654
156,979	Cencosud S.A.	294,776
1,732	Dollar General Corporation	237,128
2,019	Dollar Tree, Inc.(a)	238,141
13,498	Jeronimo Martins SGPS S.A.	301,355
31,746	President Chain Store Corporation	263,785
4,169	Sprouts Farmers Market, Inc.(a)	329,268
		2,551,201
	RETAIL - DISCRETIONARY - 1.2%
103	AutoZone, Inc.(a)	285,303
1,306	Builders FirstSource, Inc.(a)	209,992
1,747	Genuine Parts Company	251,813
243	O’Reilly Automotive, Inc.(a)	234,072
17,686	SM Investments Corporation	262,978
		1,244,158
	RETAIL REIT - 0.5%
4,472	Regency Centers Corporation	274,581
1,738	Simon Property Group, Inc.	262,977
		537,558
	SELF-STORAGE REIT - 0.5%
1,828	Extra Space Storage, Inc.	264,640
935	Public Storage	256,031
		520,671
	SEMICONDUCTORS - 4.5%
5,903	Advantest Corporation	199,420
271	ASML Holding N.V.	256,007
187	Broadcom, Inc.	248,439
1,939	Entegris, Inc.	244,993

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 4.5% (Continued)
5,170	GLOBALFOUNDRIES, Inc.(a)	$253,330
7,861	Infineon Technologies A.G.	314,039
378	KLA Corporation	287,102
3,432	Lattice Semiconductor Corporation(a)	254,792
3,798	Marvell Technology, Inc.	261,340
3,028	Microchip Technology, Inc.	294,412
399	Monolithic Power Systems, Inc.	293,516
1,096	NXP Semiconductors N.V.	298,222
3,651	ON Semiconductor Corporation(a)	266,669
1,585	QUALCOMM, Inc.	323,419
15,325	Renesas Electronics Corporation	286,097
2,519	Skyworks Solutions, Inc.	233,411
6,062	STMicroelectronics NV	248,944
2,378	Teradyne, Inc.	335,156
		4,899,308
	SOFTWARE – 4.9%
794	ANSYS, Inc.(a)	252,055
1,617	Check Point Software Technologies Ltd.(a)	243,359
2,787	Cloudflare, Inc., Class A(a)	188,652
8,860	Confluent, Inc., Class A(a)	230,094
86	Constellation Software, Inc.	239,276
5,979	Dassault Systemes S.E.	240,444
2,161	Datadog, Inc., Class A(a)	238,099
3,926	Fortinet, Inc.(a)	232,890
12,026	Gen Digital, Inc.	298,606
454	HubSpot, Inc.(a)	277,417
1,071	Manhattan Associates, Inc.(a)	235,127
4,372	Nutanix, Inc., Class A(a)	241,837
2,553	Okta, Inc.(a)	226,400
973	Palo Alto Networks, Inc.(a)	286,947
496	Roper Technologies, Inc.	264,249
1,656	Snowflake, Inc.(a)	225,514
4,158	SS&C Technologies Holdings, Inc.	258,004
478	Synopsys, Inc.(a)	268,062

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE – 4.9% (Continued)
639	Tyler Technologies, Inc.(a)	$306,951
1,165	Veeva Systems, Inc., Class A(a)	203,001
4,406	WiseTech Global Ltd.	283,366
		5,240,350
	SPECIALTY FINANCE - 0.3%
1	Isracard Ltd.	3
37,368	UWM Holdings Corporation	275,402
		275,405
	STEEL - 0.7%
1,352	Nucor Corporation	228,285
807	Reliance, Inc.	242,730
1,807	Steel Dynamics, Inc.	241,903
		712,918
	TECHNOLOGY HARDWARE - 1.9%
936	Arista Networks, Inc.(a)	278,600
5,414	Ciena Corporation(a)	260,792
1,837	Garmin Ltd.	300,993
2,009	Jabil, Inc.	238,870
2,552	NetApp, Inc.	307,338
761	Samsung SDI Company Ltd.	206,210
253	Super Micro Computer, Inc.(a)	198,481
3,910	Western Digital Corporation(a)	294,384
		2,085,668
	TECHNOLOGY SERVICES - 3.1%
2,968	Amdocs Ltd.	234,472
1,010	Coinbase Global, Inc., Class A(a)	228,179
2,377	Corpay, Inc.(a)	636,252
2,764	CoStar Group, Inc.(a)	216,062
975	EPAM Systems, Inc.(a)	173,482
995	Equifax, Inc.	230,233
204	Fair Isaac Corporation(a)	263,146
1,555	Jack Henry & Associates, Inc.	256,077
492	MSCI, Inc.	243,629
2,207	Paychex, Inc.	265,193

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY SERVICES - 3.1% (Continued)
1,139	Verisk Analytics, Inc.	$287,916
1,698	Wolters Kluwer N.V.	269,031
		3,303,672
	TELECOMMUNICATIONS - 1.4%
18,400	Hellenic Telecommunications Organization S.A.	268,275
72,288	Koninklijke KPN N.V.	270,080
53,791	MTN Group Ltd.	234,989
141,943	Singapore Telecommunications Ltd.	260,531
84,168	Taiwan Mobile Company Ltd.	273,273
110,151	Telstra Group Ltd.	254,290
		1,561,438
	TIMBER REIT - 0.2%
7,496	Weyerhaeuser Company	225,105

	TRANSPORTATION & LOGISTICS - 3.0%
1,355	Aena SME S.A.	264,003
2,030	Canadian National Railway Company	258,484
7,298	CSX Corporation	246,308
1,640	DSV A/S	251,465
13,071	East Japan Railway Company	226,855
270,313	Eva Airways Corporation	297,814
2,189	Expeditors International of Washington, Inc.	264,650
1,339	JB Hunt Transport Services, Inc.	215,244
969	Kuehne + Nagel International A.G.	274,408
1,242	Old Dominion Freight Line, Inc.	217,661
21,454	Poste Italiane SpA	293,253
1,841	Ryanair Holdings plc - ADR	223,939
31,409	Transurban Group	261,411
		3,295,495
	TRANSPORTATION EQUIPMENT - 0.4%
2,170	PACCAR, Inc.	233,275
8,324	Volvo A.B., A Shares	225,256
		458,531

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares				Fair Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5%
2,588	Bunge Global S.A.			$278,443
6,031	ITOCHU Corporation			284,161
				562,604
	WHOLESALE - DISCRETIONARY - 0.4%
4,664	Copart, Inc.(a)			247,472
651	Pool Corporation			236,671
				484,143

	TOTAL COMMON STOCKS (Cost $96,731,174)			106,294,908

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(d)
1,226	ABIOMED, Inc. - CVR(a)(g) (Cost $0)	12/31/2029	$35	—	(f)

	PREFERRED STOCKS — 0.2%
	CHEMICALS — 0.2%
5,550	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $274,629)			259,968

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.2%
	MONEY MARKET FUND - 1.2%
1,314,780	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $1,314,780)(c)(e)	$1,314,780

	TOTAL INVESTMENTS - 99.9% (Cost $98,320,583)	$107,869,656
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	75,111
	NET ASSETS - 100.0%	$107,944,767

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $1,310,516.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2024. Total collateral had a value of $1,314,780 at May 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2024.

(f)	Amount represents less than $1.

(g)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 0.8%
6,257	AAR Corporation(a)	$444,184
7,354	Ducommun, Inc.(a)	427,856
5,144	Hexcel Corporation	354,267
10,546	Spirit AeroSystems Holdings, Inc., Class A(a)	319,755
		1,546,062
	APPAREL & TEXTILE PRODUCTS - 0.4%
65,161	Hanesbrands, Inc.(a)	333,624
3,351	Oxford Industries, Inc.	370,923
		704,547
	ASSET MANAGEMENT - 1.2%
17,886	B Riley Financial, Inc.	428,548
4,914	Cohen & Steers, Inc.	345,405
15,662	Compass Diversified Holdings	356,467
2,469	Diamond Hill Investment Group, Inc.	370,449
24,496	SLR Investment Corporation	402,714
4,825	Stifel Financial Corporation	390,584
		2,294,167
	AUTOMOTIVE - 1.4%
29,589	Dana, Inc.	416,021
10,391	Gentex Corporation	363,685
6,574	Gentherm, Inc.(a)	354,602
27,300	Goodyear Tire & Rubber Company (The)(a)	336,063
2,589	Lear Corporation	324,531
3,973	Modine Manufacturing Company(a)	400,955
3,194	Visteon Corporation(a)	355,716
		2,551,573
	BANKING - 11.2%
7,201	1st Source Corporation	370,275
7,758	Ameris Bancorp	387,512
4,275	BancFirst Corporation	368,291
13,277	BankUnited, Inc.	380,917
17,400	Byline Bancorp, Inc.	401,939
3,606	City Holding Company	368,605
7,817	Community Bank System, Inc.	355,361

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 11.2% (Continued)
7,086	Customers Bancorp, Inc.(a)	$320,996
4,739	East West Bancorp, Inc.	351,586
28,289	Farmers National Banc Corporation	345,692
9,934	FB Financial Corporation	367,558
15,719	First Busey Corporation	355,407
27,070	First Commonwealth Financial Corporation	365,716
16,705	First Financial Bancorp	372,522
11,440	First Financial Bankshares, Inc.	342,971
24,348	First Horizon Corporation	385,672
13,717	First Interstate BancSystem, Inc., Class A	364,049
10,801	First Merchants Corporation	356,973
26,643	FNB Corporation	366,874
23,621	Fulton Financial Corporation	397,777
9,324	Glacier Bancorp, Inc.	348,531
12,027	Hilltop Holdings, Inc.	367,906
15,284	Home BancShares, Inc.	359,480
32,755	Hope Bancorp, Inc.	344,910
7,698	Independent Bank Group, Inc.	354,416
6,703	International Bancshares Corporation	380,931
5,672	Lakeland Financial Corporation	351,834
9,097	Live Oak Bancshares, Inc.	313,665
9,825	Mercantile Bank Corporation	376,396
15,198	Metrocity Bankshares, Inc.	374,631
10,249	NBT Bancorp, Inc.	381,058
117,044	New York Community Bancorp, Inc.	385,075
32,266	Northwest Bancshares, Inc.	353,313
12,778	Peoples Bancorp, Inc.	372,479
5,686	Prosperity Bancshares, Inc.	354,238
25,957	Provident Financial Services, Inc.	373,781
11,950	Renasant Corporation	359,934
7,431	Republic Bancorp, Inc., Class A	384,851
11,761	S&T Bancorp, Inc.	375,294
16,282	Sandy Spring Bancorp, Inc.	381,650
5,617	ServisFirst Bancshares, Inc.	347,131

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 11.2% (Continued)
19,366	Simmons First National Corporation, Class A	$336,581
12,892	Southside Bancshares, Inc.	345,635
9,380	Synovus Financial Corporation	372,292
6,138	Texas Capital Bancshares, Inc.(a)	369,999
29,896	TFS Financial Corporation	394,029
13,362	Towne Bank	363,313
4,324	UMB Financial Corporation	356,471
10,481	United Bankshares, Inc.	340,004
14,231	United Community Banks, Inc.	365,167
47,068	Valley National Bancorp	335,595
7,388	Webster Financial Corporation	326,697
12,675	WesBanco, Inc.	349,830
7,699	Westamerica BanCorporation	375,865
5,888	Western Alliance Bancorp	371,121
3,598	Wintrust Financial Corporation	354,799
8,692	Zions Bancorp NA	375,407
		20,701,002
	BEVERAGES - 0.2%
446	Coca-Cola Consolidated, Inc.	437,544

	BIOTECH & PHARMA - 4.5%
56,976	ADMA Biologics, Inc.(a)	544,121
12,817	Agios Pharmaceuticals, Inc.(a)	465,770
34,771	ALX Oncology Holdings, Inc.(a)	369,616
32,029	Amicus Therapeutics, Inc.(a)	313,884
50,880	Ardelyx, Inc.(a)	349,037
73,011	BioCryst Pharmaceuticals, Inc.(a)	471,651
6,774	Biohaven Ltd.(a)	237,767
5,342	Cytokinetics, Inc.(a)	259,140
23,546	Deciphera Pharmaceuticals, Inc.(a)	601,366
15,766	Exelixis, Inc.(a)	341,965
113,379	Geron Corporation(a)	402,495
5,414	Intra-Cellular Therapies, Inc.(a)	364,037
42,839	Ironwood Pharmaceuticals, Inc.(a)	269,886

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
2,721	Neurocrine Biosciences, Inc.(a)	$368,451
12,746	Pacira BioSciences, Inc.(a)	386,586
5,178	Prestige Consumer Healthcare, Inc.(a)	332,997
12,965	Protagonist Therapeutics, Inc.(a)	364,965
12,834	PTC Therapeutics, Inc.(a)	466,644
76,820	Revance Therapeutics, Inc.(a)	218,169
20,194	Sage Therapeutics, Inc.(a)	224,355
15,787	Syndax Pharmaceuticals, Inc.(a)	304,215
4,596	Viking Therapeutics, Inc.(a)	286,147
16,894	Xencor, Inc.(a)	401,401
		8,344,665
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
20,392	Hercules Capital, Inc.(b)	402,539
29,689	New Mountain Finance Corporation(b)	374,081
68,310	Prospect Capital Corporation(b)	383,902
		1,160,522
	CABLE & SATELLITE - 0.2%
895	Cable One, Inc.	345,389

	CHEMICALS - 3.8%
13,126	AdvanSix, Inc.	311,086
2,424	Balchem Corporation	372,326
4,092	Cabot Corporation	418,612
14,308	Chemours Company (The)	355,125
4,875	Hawkins, Inc.	425,685
4,683	HB Fuller Company	372,907
7,791	Ingevity Corporation(a)	380,590
2,901	Innospec, Inc.	379,451
2,856	Materion Corporation	326,669
4,955	Minerals Technologies, Inc.	429,846
596	NewMarket Corporation	318,902
16,067	Orion S.A.	399,586
1,814	Quaker Chemical Corporation	328,969
3,160	Rogers Corporation(a)	372,880

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 3.8% (Continued)
3,147	RPM International, Inc.	$352,779
5,432	Sensient Technologies Corporation	421,903
4,187	Stepan Company	364,981
8,444	Valvoline, Inc.(a)	342,826
1,479	WD-40 Company	332,317
		7,007,440
	COMMERCIAL SUPPORT SERVICES - 1.6%
8,457	ABM Industries, Inc.	399,762
6,324	Brady Corporation, Class A	431,740
4,062	Brink’s Company (The)	419,361
4,797	CBIZ, Inc.(a)	363,709
1,437	CorVel Corporation(a)	344,664
3,404	Insperity, Inc.	322,427
5,300	Kforce, Inc.	327,593
2,154	UniFirst Corporation	341,624
		2,950,880
	CONSTRUCTION MATERIALS - 0.7%
1,386	Eagle Materials, Inc.	322,093
15,008	MDU Resources Group, Inc.	378,802
1,850	Simpson Manufacturing Company, Inc.	306,952
8,452	Summit Materials, Inc., Class A(a)	326,585
		1,334,432
	CONSUMER SERVICES - 1.5%
495	Graham Holdings Company, Class B	372,453
2,755	Grand Canyon Education, Inc.(a)	392,476
25,722	Laureate Education, Inc., Class A	402,806
12,150	Matthews International Corporation, Class A	344,210
9,741	Medifast, Inc.	250,733
5,066	Service Corp International	363,030
23,701	Universal Technical Institute, Inc.(a)	374,713
10,625	Upbound Group, Inc.	348,713
		2,849,134
	CONTAINERS & PACKAGING - 0.8%
2,607	AptarGroup, Inc.	385,028

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONTAINERS & PACKAGING - 0.8% (Continued)
7,754	Silgan Holdings, Inc.	$366,377
14,084	TriMas Corporation	374,916
1,500	UFP Technologies, Inc.(a)	390,539
		1,516,860
	ELECTRIC UTILITIES - 1.7%
6,323	ALLETE, Inc.	399,298
6,929	Black Hills Corporation	391,142
33,259	Hawaiian Electric Industries, Inc.	365,516
4,054	IDACORP, Inc.	387,035
4,788	MGE Energy, Inc.	383,662
10,925	OGE Energy Corporation	396,578
5,643	Ormat Technologies, Inc.	425,483
10,010	PNM Resources, Inc.	383,783
		3,132,497
	ELECTRICAL EQUIPMENT - 2.0%
4,300	AAON, Inc.	322,715
3,691	Advanced Energy Industries, Inc.	396,524
5,184	Alarm.com Holdings, Inc.(a)	339,085
2,323	Badger Meter, Inc.	448,246
4,067	Belden, Inc.	389,171
8,811	Cognex Corporation	401,077
4,090	Itron, Inc.(a)	439,880
2,629	OSI Systems, Inc.(a)	377,892
14,231	SMART Global Holdings, Inc.(a)	292,874
1,768	Watts Water Technologies, Inc., Class A	352,062
		3,759,526
	ENGINEERING & CONSTRUCTION - 2.3%
1,181	Comfort Systems USA, Inc.	386,589
1,074	EMCOR Group, Inc.	417,421
4,552	Exponent, Inc.	432,986
1,460	Installed Building Products, Inc.	309,286
5,905	KBR, Inc.	387,722
4,018	MasTec, Inc.(a)	451,021
2,125	MYR Group, Inc.(a)	329,503

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ENGINEERING & CONSTRUCTION - 2.3% (Continued)
3,826	NV5 Global, Inc.(a)	$359,567
8,762	Primoris Services Corporation	479,807
2,028	Tetra Tech, Inc.	424,846
854	TopBuild Corporation(a)	356,929
		4,335,677
	FOOD - 1.8%
6,391	Cal-Maine Foods, Inc.	394,132
8,057	Darling Ingredients, Inc.(a)	325,503
15,842	Flowers Foods, Inc.	367,851
47,404	Hain Celestial Group, Inc. (The)(a),(b)	363,115
37,642	Herbalife Ltd.(a)	387,712
2,607	J & J Snack Foods Corporation	424,184
3,531	John B Sanfilippo & Son, Inc.	356,031
1,807	Lancaster Colony Corporation	335,199
3,533	Post Holdings, Inc.(a)	376,512
		3,330,239
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,491	Louisiana-Pacific Corporation	411,735
3,775	Trex Company, Inc.(a)	326,462
		738,197
	GAS & WATER UTILITIES - 1.9%
5,195	American States Water Company	382,300
26,647	Aris Water Solution, Inc., Class A	409,564
3,497	Chesapeake Utilities Corporation	391,699
7,145	Middlesex Water Company	384,973
7,007	National Fuel Gas Company	400,520
8,769	New Jersey Resources Corporation	381,101
5,842	ONE Gas, Inc.	360,042
4,958	Southwest Gas Holdings, Inc.	384,691
6,121	Spire, Inc.	375,156
		3,470,046
	HEALTH CARE FACILITIES & SERVICES - 3.1%
4,704	Acadia Healthcare Company, Inc.(a)	324,059
36,053	Accolade, Inc.(a)	255,255

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
3,632	Addus HomeCare Corporation(a)	$416,990
4,069	Amedisys, Inc.(a)	370,889
587	Chemed Corporation	325,415
3,021	Ensign Group, Inc. (The)	366,266
4,584	HealthEquity, Inc.(a)	374,421
927	Medpace Holdings, Inc.(a)	358,137
3,979	National HealthCare Corporation	420,779
23,802	NeoGenomics, Inc.(a)	326,325
13,454	Owens & Minor, Inc.(a)	234,503
17,039	Premier, Inc., Class A	322,378
7,746	RadNet, Inc.(a)	454,225
12,481	Select Medical Holdings Corporation	431,219
12,626	Surgery Partners, Inc.(a)	348,478
3,568	Tenet Healthcare Corporation(a)	482,466
		5,811,805
	HEALTH CARE REIT - 1.4%
15,426	CareTrust REIT, Inc.	394,443
14,211	Community Healthcare Trust, Inc.	333,390
17,363	Healthpeak Properties, Inc.	345,524
79,871	Medical Properties Trust, Inc.(b)	428,108
6,027	National Health Investors, Inc.	398,264
11,931	Omega Healthcare Investors, Inc.	385,729
25,598	Sabra Health Care REIT, Inc.	373,219
		2,658,677
	HOME & OFFICE PRODUCTS - 0.7%
67,094	ACCO Brands Corporation	341,508
8,346	HNI Corporation	392,680
47,132	Newell Brands, Inc.	363,859
6,618	Tempur Sealy International, Inc.	339,900
		1,437,947
	HOME CONSTRUCTION - 2.4%
3,020	Armstrong World Industries, Inc.	349,716
4,456	Fortune Brands Innovations, Inc.	312,187
6,185	Green Brick Partners, Inc.(a)	337,701

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 2.4% (Continued)
5,150	Griffon Corporation	$347,831
17,757	JELD-WEN Holding, Inc.(a)	275,411
5,312	KB Home	375,027
3,192	LGI Homes, Inc.(a)	306,432
2,767	M/I Homes, Inc.(a)	345,654
2,138	Meritage Homes Corporation	377,036
3,176	Patrick Industries, Inc.	363,970
6,042	Taylor Morrison Home Corporation(a)	349,409
2,898	Toll Brothers, Inc.	352,513
9,743	Tri Pointe Homes, Inc.(a)	377,346
		4,470,233
	HOTEL REIT - 0.8%
39,218	DiamondRock Hospitality Company	332,176
31,959	RLJ Lodging Trust	318,951
3,242	Ryman Hospitality Properties, Inc.	340,637
25,050	Xenia Hotels & Resorts, Inc.	362,975
		1,354,739
	HOUSEHOLD PRODUCTS - 1.4%
8,806	Central Garden & Pet Company(a)	382,621
1,797	Central Garden & Pet Company, Class A(a)	67,118
9,709	Edgewell Personal Care Company	374,573
12,766	Energizer Holdings, Inc.	365,363
3,239	Helen of Troy Ltd.(a)	346,184
2,678	Inter Parfums, Inc.	320,771
27,173	Nu Skin Enterprises, Inc., Class A	362,760
9,825	Quanex Building Products Corporation	323,832
		2,543,222
	INDUSTRIAL INTERMEDIATE PROD - 1.0%
2,262	Chart Industries, Inc.(a)	355,202
2,222	Enpro, Inc.	340,544
4,692	Gibraltar Industries, Inc.(a)	354,058
4,293	Timken Company (The)	373,019
1,656	Valmont Industries, Inc.	416,318
		1,839,141

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL REIT - 0.6%
2,089	EastGroup Properties, Inc.	$345,061
7,165	First Industrial Realty Trust, Inc.	337,615
7,486	Rexford Industrial Realty, Inc.	339,565
		1,022,241
	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,905	Applied Industrial Technologies, Inc.	367,665
2,194	WESCO International, Inc.	393,801
		761,466
	INFRASTRUCTURE REIT - 0.1%
64,052	Uniti Group, Inc.	202,404

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,957	Evercore Partners, Inc., Class A	397,154
5,226	SEI Investments Company	353,852
		751,006
	INSURANCE – 3.0%
7,522	AMERISAFE, Inc.	329,689
8,284	Employers Holdings, Inc.	349,419
58,394	Genworth Financial, Inc., Class A(a)	367,298
10,175	Horace Mann Educators Corporation	347,680
6,056	Kemper Corporation	362,391
715	Kinsale Capital Group, Inc.	274,288
7,251	Mercury General Corporation	404,823
763	National Western Life Group, Inc., Class A	374,252
11,665	NMI Holdings, Inc., Class A(a)	387,045
1,477	Primerica, Inc.	333,640
29,154	ProAssurance Corporation(a)	418,943
1,949	Reinsurance Group of America, Inc.	408,900
2,530	RLI Corporation	369,329
4,559	Safety Insurance Group, Inc.	352,639
13,432	Trupanion, Inc.(a),(b)	401,214
		5,481,550
	INTERNET MEDIA & SERVICES - 0.6%
145,270	Angi, Inc., Class A(a)	293,445

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 0.6% (Continued)
21,849	Cars.com, Inc.(a)	$442,006
11,455	TechTarget, Inc.(a)	346,170
		1,081,621
	LEISURE FACILITIES & SERVICES - 1.5%
10,364	Cheesecake Factory, Inc. (The)	398,807
21,137	Cinemark Holdings, Inc.(a)	365,036
5,491	Jack in the Box, Inc.	303,982
3,496	Marriott Vacations Worldwide Corporation	315,584
5,636	Papa John’s International, Inc.	261,849
6,514	St Joe Company (The)	368,692
2,430	Texas Roadhouse, Inc.	419,588
6,680	United Parks & Resorts, Inc.(a)	349,297
		2,782,835
	LEISURE PRODUCTS - 0.9%
3,907	Brunswick Corporation	322,445
7,130	Fox Factory Holding Corporation(a)	332,401
3,754	Polaris, Inc.	313,834
3,216	Thor Industries, Inc.	319,156
11,487	Vista Outdoor, Inc.(a)	400,666
		1,688,502
	MACHINERY - 3.8%
3,061	AGCO Corporation	328,537
4,048	Albany International Corporation, Class A	355,091
8,436	Columbus McKinnon Corporation	329,848
2,788	Crane Company	415,634
1,469	Curtiss-Wright Corporation	415,463
5,043	Donaldson Company, Inc.	371,568
23,740	Energy Recovery, Inc.(a)	320,490
3,532	ESCO Technologies, Inc.	385,447
3,521	Franklin Electric Company, Inc.	350,269
4,006	Graco, Inc.	323,485
8,536	Helios Technologies, Inc.	427,482
7,498	Hillenbrand, Inc.	348,582
3,600	John Bean Technologies Corporation	343,908

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 3.8% (Continued)
1,155	Kadant, Inc.	$330,342
15,116	Kennametal, Inc.	389,237
1,461	Lincoln Electric Holdings, Inc.	286,882
3,185	Lindsay Corporation	365,702
2,050	Standex International Corporation	344,831
3,092	Tennant Company	317,425
4,128	Toro Company (The)	331,024
		7,081,247
	MEDICAL EQUIPMENT & DEVICES - 2.0%
3,999	Glaukos Corporation(a)	450,767
6,976	Globus Medical, Inc., Class A(a)	468,159
4,428	Haemonetics Corporation(a)	372,306
3,494	ICU Medical, Inc.(a)	371,552
10,653	Integra LifeSciences Holdings Corporation(a)	329,178
17,500	Myriad Genetics, Inc.(a)	398,300
23,640	Neogen Corporation(a)	310,866
30,664	Paragon 28, Inc.(a),(b)	235,806
43,428	Pulse Biosciences, Inc.(a),(b)	501,594
16,937	Veracyte, Inc.(a)	351,443
		3,789,971
	METALS & MINING - 1.2%
99,926	Coeur Mining, Inc.(a)	574,574
23,888	Compass Minerals International, Inc.	309,588
1,438	Encore Wire Corporation	415,194
77,967	Hecla Mining Company	459,226
3,088	Royal Gold, Inc.	395,851
		2,154,433
	MORTGAGE FINANCE - 1.0%
33,758	Apollo Commercial Real Estate Finance, Inc.	340,956
50,961	Ares Commercial Real Estate Corporation	354,689
33,072	MFA Financial, Inc.	353,870
25,645	PennyMac Mortgage Investment Trust	350,824
59,347	Redwood Trust, Inc.	376,259
		1,776,598

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MULTI ASSET CLASS REIT - 0.6%
36,300	Armada Hoffler Properties, Inc.	$411,642
27,032	Elme Communities	416,563
41,750	LXP Industrial Trust	354,875
		1,183,080
	OFFICE REIT – 1.9%
17,133	American Assets Trust, Inc.	372,643
79,150	Brandywine Realty Trust	364,882
26,908	Douglas Emmett, Inc.	375,367
37,201	Empire State Realty Trust, Inc., Class A	354,526
19,884	Equity Commonwealth(a)	383,960
14,402	Highwoods Properties, Inc.	374,020
58,346	Hudson Pacific Properties, Inc.	286,479
23,429	JBG SMITH Properties	337,378
10,302	Kilroy Realty Corporation	345,426
24,830	Veris Residential, Inc.	379,651
		3,574,332
	OIL & GAS PRODUCERS - 1.0%
10,159	Par Pacific Holdings, Inc.(a)	275,715
11,012	SilverBow Resources, Inc.(a)	431,671
7,577	SM Energy Company	382,108
49,540	Southwestern Energy Company(a)	373,036
14,221	World Kinect Corporation	374,581
		1,837,111
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
16,525	Dril-Quip, Inc.(a)	319,594
16,013	Oceaneering International, Inc.(a)	379,188
48,551	RPC, Inc.	331,603
41,070	Select Water Solutions, Inc., Class A	448,895
83,920	TETRA Technologies, Inc.(a)	311,343
4,083	Tidewater, Inc.(a)	421,896
30,231	US Silica Holdings, Inc.(a)	468,278
		2,680,797

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	PUBLISHING & BROADCASTING - 0.2%
9,887	Scholastic Corporation	$358,700

	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,059	McGrath RentCorporation	333,370

	RENEWABLE ENERGY - 1.1%
15,651	Ameresco, Inc., Class A(a)	571,575
3,977	EnerSys	428,880
312,028	FuelCell Energy, Inc.(a)	280,201
16,174	Green Plains, Inc.(a)	277,708
125,454	SunPower Corporation(a),(b)	419,016
		1,977,380
	RESIDENTIAL REIT - 0.6%
23,198	Independence Realty Trust, Inc.	387,407
11,726	NexPoint Residential Trust, Inc.	429,991
23,275	UMH Properties, Inc.	351,918
		1,169,316
	RETAIL - CONSUMER STAPLES - 1.3%
1,180	Casey’s General Stores, Inc.	391,500
4,900	Ingles Markets, Inc., Class A	358,386
4,755	Ollie’s Bargain Outlet Holdings, Inc.(a)	391,955
18,600	SpartanNash Company	365,490
5,833	Sprouts Farmers Market, Inc.(a)	460,690
5,843	Weis Markets, Inc.	383,009
		2,351,030
	RETAIL - DISCRETIONARY - 2.2%
1,597	Asbury Automotive Group, Inc.(a)	375,407
3,077	Avis Budget Group, Inc.	349,947
1,626	Burlington Stores, Inc.(a)	390,321
818	Dillard’s, Inc., Class A	365,932
10,878	Ethan Allen Interiors, Inc.	316,659
3,849	GMS, Inc.(a)	361,652
10,020	La-Z-Boy, Inc.	375,950
1,243	Lithia Motors, Inc.	314,653

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 2.2% (Continued)
11,852	Monro, Inc.	$280,300
16,800	National Vision Holdings, Inc.(a)	253,512
7,044	Rush Enterprises, Inc., Class A	317,896
6,579	Sonic Automotive, Inc., Class A	372,832
		4,075,061
	RETAIL REIT - 1.8%
22,285	Acadia Realty Trust	384,193
1,728	Alexander’s, Inc.	366,682
15,367	Four Corners Property Trust, Inc.	375,108
17,370	Kite Realty Group Trust	380,750
21,942	Macerich Company (The)	331,763
8,796	NNN REIT, Inc.	367,409
29,475	Retail Opportunity Investments Corporation	369,027
9,828	Saul Centers, Inc.	357,641
12,713	Tanger, Inc.	352,786
		3,285,359
	SEMICONDUCTORS - 4.0%
30,423	Aehr Test Systems(a),(b)	350,169
11,712	Amkor Technology, Inc.	381,694
4,067	Cirrus Logic, Inc.(a)	466,485
11,274	Cohu, Inc.(a)	363,474
5,373	Diodes, Inc.(a)	398,300
8,249	FormFactor, Inc.(a)	451,385
2,932	Impinj, Inc.(a)	479,880
4,122	IPG Photonics Corporation(a)	357,501
4,794	Lattice Semiconductor Corporation(a)	355,907
20,045	MaxLinear, Inc.(a)	356,200
2,847	MKS Instruments, Inc.	360,402
13,294	Photronics, Inc.(a)	363,591
5,252	Power Integrations, Inc.	399,205
13,579	Semtech Corporation(a)	528,087
2,641	Silicon Laboratories, Inc.(a)	333,215
2,212	Universal Display Corporation	388,648
10,702	Veeco Instruments, Inc.(a)	435,036

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
16,625	Vishay Intertechnology, Inc.	$392,849
12,799	Wolfspeed, Inc.(a)	328,934
		7,490,962
	SOFTWARE - 4.3%
11,330	ACI Worldwide, Inc.(a)	407,993
34,536	Amplitude, Inc.(a)	308,061
5,092	Blackbaud, Inc.(a)	396,870
11,285	Calix, Inc.(a)	402,875
3,722	CommVault Systems, Inc.(a)	400,431
11,808	Digi International, Inc.(a)	287,643
6,153	Donnelley Financial Solutions, Inc.(a)	375,087
3,223	Guidewire Software, Inc.(a)	367,164
49,592	Health Catalyst, Inc.(a)	328,795
1,501	Manhattan Associates, Inc.(a)	329,530
215	MicroStrategy, Inc., Class A(a),(b)	327,765
13,219	Model N, Inc.(a)	395,116
12,726	Omnicell, Inc.(a)	414,740
11,192	PDF Solutions, Inc.(a)	391,944
5,815	Pegasystems, Inc.	334,130
7,103	Progress Software Corporation	359,767
10,410	PROS Holdings, Inc.(a)	306,887
15,760	PubMatic, Inc., Class A(a)	345,144
7,127	Q2 Holdings, Inc.(a)	433,464
2,255	Qualys, Inc.(a)	317,098
2,029	SPS Commerce, Inc.(a)	381,635
7,864	Varonis Systems, Inc.(a)	337,837
		7,949,976
	SPECIALTY FINANCE - 1.4%
8,172	Encore Capital Group, Inc.(a)	361,529
5,976	Enova International, Inc.(a)	368,420
6,331	Essent Group Ltd.	358,968
1,926	Federal Agricultural Mortgage Corporation, Class C	336,414
16,808	MGIC Investment Corporation	352,968
3,977	Nelnet, Inc., Class A	412,257

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 1.4% (Continued)
2,621	World Acceptance Corporation(a)	$336,772
		2,527,328
	SPECIALTY REIT - 0.2%
3,156	Lamar Advertising Company, Class A	372,755

	STEEL - 0.7%
7,354	ATI, Inc.(a)	451,095
6,403	Commercial Metals Company	360,617
17,042	Metallus, Inc.(a)	409,178
		1,220,890
	TECHNOLOGY HARDWARE - 3.5%
68,712	ADTRAN Holdings, Inc.	381,352
2,888	Arrow Electronics, Inc.(a)	379,223
12,581	Benchmark Electronics, Inc.	541,865
13,949	Digimarc Corporation(a),(b)	374,391
1,980	F5, Inc.(a)	334,561
27,939	Harmonic, Inc.(a)	341,694
63,421	Infinera Corporation(a)	362,768
3,522	InterDigital, Inc.	401,050
23,479	Knowles Corporation(a)	411,352
7,874	Lumentum Holdings, Inc.(a)	342,519
29,706	NCR Voyix Corporation(a)	391,525
17,176	NetScout Systems, Inc.(a)	352,795
8,336	PAR Technology Corporation(a)	371,952
3,993	Plexus Corporation(a)	439,789
373	Super Micro Computer, Inc.(a)	292,622
24,009	TTM Technologies, Inc.(a)	446,567
20,727	ViaSat, Inc.(a)	350,079
		6,516,104
	TECHNOLOGY SERVICES - 2.2%
993	CACI International, Inc., Class A(a)	421,509
7,289	CSG Systems International, Inc.	314,520
11,794	ExlService Holdings, Inc.(a)	352,169
11,337	Genpact Ltd.	374,801

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 2.2% (Continued)
2,497	ICF International, Inc.	$356,447
2,168	Jack Henry & Associates, Inc.	357,026
1,710	MarketAxess Holdings, Inc.	340,170
4,458	MAXIMUS, Inc.	383,834
6,715	Perficient, Inc.(a)	497,918
149,367	Thoughtworks Holding, Inc.(a)	412,253
1,579	WEX, Inc.(a)	295,778
		4,106,425
	TELECOMMUNICATIONS - 1.1%
26,530	EchoStar Corporation, Class A(a)	509,377
260,693	Globalstar, Inc.(a)	284,155
14,339	Iridium Communications, Inc.	431,747
21,478	Shenandoah Telecommunications Company	404,001
23,359	Telephone and Data Systems, Inc.	464,611
		2,093,891
	TIMBER REIT - 0.2%
11,267	Rayonier, Inc.	338,235

	TRANSPORTATION & LOGISTICS - 2.4%
27,178	Air Transport Services Group, Inc.(a)	366,903
4,960	Allegiant Travel Company	263,872
21,243	CryoPort, Inc.(a)	218,378
9,828	Dorian, L.P.G Ltd.	497,395
12,241	Forward Air Corporation	205,649
31,598	Heartland Express, Inc.	357,689
8,683	Hub Group, Inc., Class A	374,671
6,825	Knight-Swift Transportation Holdings, Inc.	329,306
1,963	Landstar System, Inc.	357,325
3,341	Matson, Inc.	428,316
3,125	Ryder System, Inc.	379,594
645	Saia, Inc.(a)	264,115
9,624	Werner Enterprises, Inc.	361,574
		4,404,787

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9%
4,628	Allison Transmission Holdings, Inc.	$350,849
9,825	Blue Bird Corporation(a)	560,123
13,486	Trinity Industries, Inc.	424,135
12,764	Wabash National Corporation	288,594
		1,623,701
	WHOLESALE - CONSUMER STAPLES - 0.2%
6,564	Andersons, Inc. (The)	343,560

	WHOLESALE - DISCRETIONARY - 0.4%
4,832	ePlus, Inc.(a)	361,627
21,755	OPENLANE, Inc.(a)	375,274
		736,901

	TOTAL COMMON STOCKS (Cost $171,983,134)	183,751,088

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company – CVR (f)	1/23/2031	$12.00	$—

	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
43,428	Pulse Biosciences, Inc. (f)	6/14/2024	$10.00	7,313

	TOTAL RIGHT (Cost $0)			7,313

	COLLATERAL FOR SECURITIES LOANED — 2.1%
	MONEY MARKET FUND - 2.1%
3,802,512	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $3,802,512)(c)(e)			3,802,512

	TOTAL INVESTMENTS - 101.2% (Cost $175,785,646)			$187,560,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%			(2,159,975)
	NET ASSETS - 100.0%			$185,400,938

CVR	- Contingent Value Right

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $3,734,528.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2024. Total collateral had a value of $3,802,512 at May 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2024.

(f)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9%
	APPAREL & TEXTILE PRODUCTS — 0.3%
1,000,000	Ralph Lauren Corporation	2.9500	06/15/30	$884,878

	AUTOMOTIVE — 0.3%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	923,225

	BANKING — 0.9%
1,000,000	CIT Group, Inc.	6.1250	03/09/28	1,021,891
1,000,000	Regions Financial Corporation	1.8000	08/12/28	861,278
1,000,000	Zions Bancorp NA	3.2500	10/29/29	828,671
				2,711,840
	BIOTECH & PHARMA — 0.3%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	946,784

	CHEMICALS — 1.3%
1,000,000	Albemarle Corporation	4.6500	06/01/27	978,632
1,000,000	Albemarle Corporation	5.0500	06/01/32	960,868
1,000,000	Cabot Corporation	5.0000	06/30/32	981,393
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	942,859
				3,863,752
	COMMERCIAL SUPPORT SERVICES — 5.2%
1,000,000	Cintas Corp No 2	3.4500	05/01/25	982,305
1,000,000	Cintas Corp No 2	3.7000	04/01/27	966,161
1,000,000	Cintas Corp No 2	4.0000	05/01/32	930,962
1,000,000	Republic Services, Inc.	3.2000	03/15/25	982,706
1,000,000	Republic Services, Inc.	3.3750	11/15/27	946,522
4,200,000	Republic Services, Inc.	3.9500	05/15/28	4,025,123
1,000,000	Republic Services, Inc.	2.3000	03/01/30	858,981
1,000,000	Republic Services, Inc.	1.4500	02/15/31	788,836
1,000,000	Republic Services, Inc.	1.7500	02/15/32	781,363
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	965,956
1,000,000	Waste Management, Inc.	3.1250	03/01/25	982,898
1,000,000	Waste Management, Inc.	0.7500	11/15/25	937,226
1,000,000	Waste Management, Inc.	3.1500	11/15/27	942,525

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.2% (Continued)
1,000,000	Waste Management, Inc.	4.6250	02/15/33	$960,671
				16,052,235
	CONSTRUCTION MATERIALS — 2.1%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	948,426
4,200,000	Carlisle Companies, Inc.	2.7500	03/01/30	3,654,162
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	795,604
1,000,000	Vulcan Materials Company	3.9000	04/01/27	968,311
				6,366,503
	CONTAINERS & PACKAGING — 1.5%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	962,391
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	966,544
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	835,117
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	867,611
1,000,000	Bemis Company, Inc.	2.6300	06/19/30	849,544
				4,481,207
	DIVERSIFIED INDUSTRIALS — 3.6%
1,000,000	Dover Corporation	3.1500	11/15/25	968,481
1,000,000	Emerson Electric Company	2.0000	12/21/28	881,716
1,000,000	Emerson Electric Company	1.9500	10/15/30	841,847
1,000,000	Emerson Electric Company	2.2000	12/21/31	828,661
1,000,000	Parker-Hannifin Corporation	3.3000	11/21/24	989,235
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	952,119
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	971,513
4,200,000	Parker-Hannifin Corporation	3.2500	06/14/29	3,838,452
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	969,694
				11,241,718
	ELECTRIC UTILITIES — 5.4%
1,000,000	Avangrid, Inc.	3.1500	12/01/24	986,578
1,000,000	Avangrid, Inc.	3.8000	06/01/29	922,207
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	925,531
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	881,456
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	840,355
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	956,568
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	970,495

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	ELECTRIC UTILITIES — 5.4% (Continued)
1,000,000	Entergy Corporation	0.9000	09/15/25	$942,091
1,000,000	Entergy Corporation	1.9000	06/15/28	874,548
1,000,000	Entergy Corporation	2.8000	06/15/30	866,351
1,000,000	Entergy Corporation	2.4000	06/15/31	821,120
4,200,000	Evergy, Inc.	2.9000	09/15/29	3,728,646
1,000,000	Exelon Corporation	5.1500	03/15/29	994,048
1,000,000	Exelon Corporation	5.4500	03/15/34	990,056
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	880,598
				16,580,648
	ELECTRICAL EQUIPMENT — 5.4%
1,000,000	Amphenol Corporation	2.0500	03/01/25	973,607
4,200,000	Amphenol Corporation	4.3500	06/01/29	4,055,428
1,000,000	Amphenol Corporation	2.8000	02/15/30	884,595
1,000,000	Amphenol Corporation	2.2000	09/15/31	816,811
1,000,000	Keysight Technologies, Inc.	4.5500	10/30/24	995,546
1,000,000	Keysight Technologies, Inc.	4.6000	04/06/27	980,034
1,000,000	Keysight Technologies, Inc.	3.0000	10/30/29	889,667
1,000,000	Otis Worldwide Corporation	5.2500	08/16/28	1,003,342
1,000,000	Trimble, Inc.	4.7500	12/01/24	995,201
4,200,000	Trimble, Inc.	4.9000	06/15/28	4,117,963
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,027,538
				16,739,732
	ENGINEERING & CONSTRUCTION — 0.3%
1,000,000	Fluor Corporation	4.2500	09/15/28	944,730

	FOOD — 2.8%
1,000,000	Campbell Soup Company	4.1500	03/15/28	963,469
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	986,601
4,200,000	Conagra Brands, Inc.	1.3750	11/01/27	3,674,002
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	977,322
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	947,052
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	969,460
				8,517,906

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	GAS & WATER UTILITIES — 3.0%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	$940,834
4,200,000	Atmos Energy Corporation	2.6250	09/15/29	3,734,466
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	796,721
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,041,748
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	809,331
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	974,492
1,000,000	NiSource, Inc.	5.4000	06/30/33	985,568
				9,283,160
	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,000,000	Anthem, Inc.	1.5000	03/15/26	934,015
1,000,000	Anthem, Inc.	3.6500	12/01/27	950,946
				1,884,961
	HOME CONSTRUCTION — 3.1%
1,000,000	DR Horton, Inc.	2.5000	10/15/24	989,073
1,000,000	DR Horton, Inc.	2.6000	10/15/25	961,306
4,200,000	DR Horton, Inc.	1.3000	10/15/26	3,822,683
1,000,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	899,923
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,006,256
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,017,940
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,045,949
				9,743,130
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
4,200,000	Cboe Global Markets, Inc.	3.6500	01/12/27	4,055,069

	INSURANCE — 4.7%
4,200,000	Arch Capital Finance, LLC	4.0110	12/15/26	4,056,875
4,200,000	Loews Corporation	3.7500	04/01/26	4,083,722
1,000,000	Loews Corporation	3.2000	05/15/30	898,876
1,000,000	Primerica, Inc.	2.8000	11/19/31	826,800
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	904,841
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	987,189
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	933,262
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	881,913

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	INSURANCE — 4.7% (Continued)
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	$1,013,530
				14,587,008
	LEISURE PRODUCTS — 0.3%
1,000,000	Brunswick Corporation	4.4000	09/15/32	890,939

	MACHINERY — 3.1%
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	940,085
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	929,782
4,200,000	Caterpillar, Inc.	2.6000	09/19/29	3,744,051
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	836,367
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	943,282
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,017,972
1,000,000	Nordson Corporation	5.8000	09/15/33	1,022,360
				9,433,899
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Baxter International, Inc.	2.2720	12/01/28	874,565
1,000,000	Baxter International, Inc.	3.9500	04/01/30	923,187
1,000,000	Baxter International, Inc.	2.5390	02/01/32	811,319
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	870,391
				3,479,462
	METALS & MINING — 0.5%
1,000,000	Newmont Corporation	2.2500	10/01/30	842,967
1,000,000	Newmont Corporation	2.6000	07/15/32	824,974
				1,667,941
	OIL & GAS PRODUCERS — 11.0%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,009,145
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	959,916
4,200,000	Devon Energy Corporation	5.8500	12/15/25	4,219,406
1,000,000	Devon Energy Corporation	4.5000	01/15/30	956,305
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,132,943
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	954,297
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	916,507
4,200,000	Diamondback Energy, Inc.	3.1250	03/24/31	3,674,796
1,000,000	EOG Resources, Inc.	3.1500	04/01/25	981,564

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	OIL & GAS PRODUCERS — 11.0% (Continued)
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	$983,243
1,000,000	Kinder Morgan, Inc.	4.3000	06/01/25	986,718
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	968,997
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,131,033
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	964,173
1,000,000	Newfield Exploration Company	5.3750	01/01/26	994,944
1,000,000	ONEOK Partners, L.P.	4.9000	03/15/25	993,523
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,004,216
1,000,000	ONEOK, Inc.	4.0000	07/13/27	962,873
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,029,424
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,025,446
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	976,001
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,056,537
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,030,130
1,000,000	Valero Energy Corporation	3.4000	09/15/26	957,706
4,200,000	Valero Energy Corporation	4.3500	06/01/28	4,064,758
				33,934,601
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	978,131
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	953,621
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	962,677
				2,894,429
	REAL ESTATE INVESTMENT TRUSTS — 19.0%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	954,992
4,200,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	3,674,810
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	959,522
4,200,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	4,088,498
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	878,070
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	778,644
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	963,009
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	940,471
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	883,454
1,000,000	Boston Properties, L.P.	2.9000	03/15/30	845,459
1,000,000	Boston Properties, L.P.	3.2500	01/30/31	842,203

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.0% (Continued)
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	$778,482
1,000,000	Camden Property Trust	4.9000	01/15/34	951,270
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,005,101
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	951,617
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	965,564
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	919,974
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	936,910
4,200,000	Extra Space Storage, L.P.	2.5500	06/01/31	3,464,881
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	791,648
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	784,817
1,000,000	Lexington Realty Trust	2.7000	09/15/30	831,936
1,000,000	LXP Industrial Trust	2.3750	10/01/31	788,703
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	979,315
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	813,726
1,000,000	National Retail Properties, Inc.	2.5000	04/15/30	848,999
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	993,885
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	961,554
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	888,533
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	801,524
1,000,000	Prologis, L.P.	3.8750	09/15/28	954,520
1,000,000	Prologis, L.P.	2.2500	04/15/30	852,186
1,000,000	Prologis, L.P.	1.2500	10/15/30	791,509
1,000,000	Prologis, L.P.	1.6250	03/15/31	793,604
1,000,000	Public Storage	0.8750	02/15/26	929,539
1,000,000	Public Storage	3.0940	09/15/27	939,750
1,000,000	Retail Properties of America, Inc.	4.7500	09/15/30	948,709
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	967,619
4,200,000	Sun Communities Operating, L.P.	2.3000	11/01/28	3,664,970
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	820,756
1,000,000	UDR, Inc.	3.2000	01/15/30	894,838
1,000,000	UDR, Inc.	2.1000	08/01/32	774,299
1,000,000	Ventas Realty, L.P.	3.5000	02/01/25	984,263
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	975,333
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	944,959

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.0% (Continued)
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	$949,701
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	955,707
1,000,000	Ventas Realty, L.P.	3.0000	01/15/30	874,383
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	952,658
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	814,867
1,000,000	WP Carey, Inc.	4.0000	02/01/25	987,266
1,000,000	WP Carey, Inc.	2.4000	02/01/31	831,460
1,000,000	WP Carey, Inc.	2.2500	04/01/33	761,592
				58,632,059
	RETAIL - CONSUMER STAPLES — 1.9%
1,000,000	Dollar General Corporation	4.1500	11/01/25	980,145
4,200,000	Dollar General Corporation	3.8750	04/15/27	4,042,297
1,000,000	Dollar Tree, Inc.	4.2000	05/15/28	957,722
				5,980,164
	RETAIL - DISCRETIONARY — 2.2%
4,200,000	AutoZone, Inc.	3.7500	06/01/27	4,031,427
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,045,138
1,000,000	Genuine Parts Company	1.8750	11/01/30	808,616
1,000,000	Genuine Parts Company	2.7500	02/01/32	826,726
				6,711,907
	SEMICONDUCTORS — 3.4%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	959,649
1,000,000	Broadcom, Inc.	4.1100	09/15/28	957,849
1,000,000	KLA Corporation	4.6500	11/01/24	996,447
1,000,000	KLA Corporation	4.1000	03/15/29	965,695
1,000,000	KLA Corporation	4.6500	07/15/32	967,822
1,000,000	KLA Corporation	4.7000	02/01/34	963,455
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	984,221
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	871,569
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	856,882
1,000,000	QUALCOMM, Inc.(b)	5.4000	05/20/33	1,030,547
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	835,892
				10,390,028

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	SOFTWARE — 2.3%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	$922,170
4,200,000	Fortinet, Inc.	2.2000	03/15/31	3,440,173
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	962,200
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	830,615
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	799,424
				6,954,582
	SPECIALTY FINANCE — 0.3%
1,000,000	Air Lease Corporation	2.8750	01/15/32	834,240

	STEEL — 2.4%
1,000,000	Nucor Corporation	2.0000	06/01/25	966,508
4,200,000	Nucor Corporation	2.7000	06/01/30	3,688,398
1,000,000	Steel Dynamics, Inc.	2.8000	12/15/24	984,679
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	907,142
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	881,584
				7,428,311
	TECHNOLOGY HARDWARE — 3.7%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	947,172
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	834,801
1,000,000	FLIR Systems, Inc.	2.5000	08/01/30	842,196
1,000,000	Jabil, Inc.	3.9500	01/12/28	946,029
1,000,000	Jabil, Inc.	3.6000	01/15/30	896,665
1,000,000	Jabil, Inc.	3.0000	01/15/31	850,564
1,000,000	NetApp, Inc.	2.3750	06/22/27	915,847
4,200,000	NetApp, Inc.	2.7000	06/22/30	3,623,770
1,000,000	Western Digital Corporation	2.8500	02/01/29	863,244
1,000,000	Western Digital Corporation	3.1000	02/01/32	812,284
				11,532,572
	TECHNOLOGY SERVICES — 2.4%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	840,613
1,000,000	Equifax, Inc.	2.6000	12/01/24	984,971
1,000,000	Equifax, Inc.	2.6000	12/15/25	956,072
1,000,000	Equifax, Inc.	5.1000	12/15/27	991,098
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	871,430

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.9% (Continued)
	TECHNOLOGY SERVICES — 2.4% (Continued)
1,000,000	Verisk Analytics, Inc.	4.0000	06/15/25	$982,713
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	952,266
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,018,767
				7,597,930
	TRANSPORTATION & LOGISTICS — 1.6%
1,000,000	CSX Corporation	3.3500	11/01/25	972,723
1,000,000	CSX Corporation	3.8000	03/01/28	960,251
1,000,000	CSX Corporation	4.2500	03/15/29	968,069
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	975,053
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,001,140
				4,877,236
	WHOLESALE - CONSUMER STAPLES — 0.7%
1,000,000	Sysco Corporation	5.7500	01/17/29	1,018,985
1,000,000	Sysco Corporation	6.0000	01/17/34	1,044,558
				2,063,543

	TOTAL CORPORATE BONDS (Cost $310,245,934)			305,112,329

Shares				Fair Value
	COLLATERAL FOR SECURITIES LOANED - 0.0% (d)
	MONEY MARKET FUND - 0.0% (d)
136,500	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $136,500) (c)(e)			136,500

	TOTAL INVESTMENTS - 98.9% (Cost $310,382,434)			$305,248,829
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			3,482,587
	NET ASSETS - 100.0%			$308,731,416

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024 the total market value of 144A securities was $3,765,859 or 1.2% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $133,971.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2024. Total collateral had a value of $136,500 at May 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	APPAREL & TEXTILE PRODUCTS - 0.5%
5,293	PVH Corporation	$635,213
5,856	Ralph Lauren Corporation	1,094,369
		1,729,582
	AUTOMOTIVE - 0.2%
21,700	Gentex Corporation	759,500

	BANKING - 0.7%
1,276	First Citizens BancShares, Inc., Class A	2,167,196
5,831	SVB Financial Group(a)	292
		2,167,488
	BIOTECH & PHARMA - 0.4%
21,907	Incyte Corporation(a)	1,266,006

	CHEMICALS - 0.4%
10,597	Albemarle Corporation	1,299,086

	COMMERCIAL SUPPORT SERVICES - 3.5%
8,693	Cintas Corporation	5,893,594
28,744	Republic Services, Inc.	5,323,101
		11,216,695
	CONSTRUCTION MATERIALS - 0.5%
4,159	Carlisle Companies, Inc.	1,739,668

	DATA CENTER REIT - 1.4%
30,200	Digital Realty Trust, Inc.	4,389,268

	DIVERSIFIED INDUSTRIALS - 2.6%
13,112	Dover Corporation	2,410,248
52,378	Emerson Electric Company	5,874,716
		8,284,964
	ELECTRIC UTILITIES - 2.5%
35,524	Avangrid, Inc.	1,279,219
58,246	CenterPoint Energy, Inc.	1,777,085
26,862	CMS Energy Corporation	1,690,426

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 2.5% (Continued)
19,534	Entergy Corporation	$2,197,380
20,760	Evergy, Inc.	1,134,742
		8,078,852
	ELECTRICAL EQUIPMENT - 3.7%
13,398	A O Smith Corporation	1,120,609
54,035	Amphenol Corporation, Class A	7,152,613
15,882	Keysight Technologies, Inc.(a)	2,199,339
22,762	Trimble, Inc.(a)	1,267,388
		11,739,949
	ENGINEERING & CONSTRUCTION - 0.5%
4,100	EMCOR Group, Inc.	1,593,506

	FOOD - 1.0%
43,189	Conagra Brands, Inc.	1,290,488
14,586	Darling Ingredients, Inc.(a)	589,274
13,152	Lamb Weston Holdings, Inc.	1,161,190
		3,040,952
	GAS & WATER UTILITIES - 0.5%
13,889	Atmos Energy Corporation	1,610,013

	HEALTH CARE FACILITIES & SERVICES - 1.7%
17,303	IQVIA Holdings, Inc.(a)	3,790,914
5,451	Molina Healthcare, Inc.(a)	1,714,776
		5,505,690
	HEALTH CARE REIT - 0.6%
37,753	Ventas, Inc.	1,897,466

	HOTEL REITS - 0.4%
67,297	Host Hotels & Resorts, Inc.	1,207,308

	INDUSTRIAL REIT - 3.1%
89,230	Prologis, Inc.	9,859,022

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.7%
5,845	United Rentals, Inc.	$3,912,701
3,421	Watsco, Inc.	1,624,633
		5,537,334
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
38,486	Interactive Brokers Group, Inc., Class A	4,838,460

	INSURANCE - 4.0%
20,283	Loews Corporation	1,557,734
53,171	Progressive Corporation (The)	11,228,652
		12,786,386
	MACHINERY - 7.0%
43,778	Caterpillar, Inc.	14,819,729
5,188	Nordson Corporation	1,217,727
11,731	Parker-Hannifin Corporation	6,235,261
		22,272,717
	MEDICAL EQUIPMENT & DEVICES - 8.4%
7,771	IDEXX Laboratories, Inc.(a)	3,861,798
31,946	Intuitive Surgical, Inc.(a)	12,846,125
1,964	Mettler-Toledo International, Inc.(a)	2,757,633
13,409	ResMed, Inc.	2,766,679
9,662	STERIS plc	2,153,467
6,705	West Pharmaceutical Services, Inc.	2,222,104
		26,607,806
	METALS & MINING - 3.4%
124,292	Freeport-McMoRan, Inc.	6,553,917
103,153	Newmont Corporation	4,326,237
		10,880,154
	MULTI ASSET CLASS REIT - 0.4%
20,739	WP Carey, Inc.	1,169,680

	OFFICE REIT - 0.6%
15,982	Alexandria Real Estate Equities, Inc.	1,901,858

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 3.9%
56,457	Devon Energy Corporation	$2,770,910
15,928	Diamondback Energy, Inc.	3,173,813
202,915	Kinder Morgan, Inc.	3,954,814
19,939	Targa Resources Corporation	2,357,388
		12,256,925
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
129,197	Schlumberger Ltd	5,928,850

	RENEWABLE ENERGY - 1.3%
12,592	Enphase Energy, Inc.(a)	1,610,517
9,461	First Solar, Inc.(a)	2,571,121
		4,181,638
	RESIDENTIAL REIT - 2.5%
18,204	Equity LifeStyle Properties, Inc.	1,142,665
35,722	Equity Residential	2,323,002
57,159	Invitation Homes, Inc.	1,988,562
12,114	Sun Communities, Inc.	1,429,331
30,922	UDR, Inc.	1,194,208
		8,077,768
	RETAIL - DISCRETIONARY - 1.2%
11,056	Builders FirstSource, Inc.(a)	1,777,694
12,998	Genuine Parts Company	1,873,532
		3,651,226
	RETAIL REIT - 1.4%
29,836	Simon Property Group, Inc.	4,514,484

	SELF-STORAGE REIT - 0.9%
20,050	Extra Space Storage, Inc.	2,902,639

	SEMICONDUCTORS - 8.6%
14,131	Entegris, Inc.	1,785,452
12,612	KLA Corporation	9,579,192
12,908	Lattice Semiconductor Corporation(a)	958,290
51,531	Microchip Technology, Inc.	5,010,359

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 8.6% (Continued)
4,807	Monolithic Power Systems, Inc.	$3,536,173
43,691	ON Semiconductor Corporation(a)	3,191,191
15,012	Skyworks Solutions, Inc.	1,391,012
13,497	Teradyne, Inc.	1,902,267
		27,353,936
	SOFTWARE - 9.7%
7,758	ANSYS, Inc.(a)	2,462,777
30,539	Confluent, Inc., Class A(a)	793,098
73,557	Fortinet, Inc.(a)	4,363,401
59,155	Gen Digital, Inc.	1,468,819
5,837	Manhattan Associates, Inc.(a)	1,281,455
24,195	Nutanix, Inc., Class A(a)	1,338,346
16,504	Okta, Inc.(a)	1,463,575
9,891	Roper Technologies, Inc.	5,269,529
14,048	Synopsys, Inc.(a)	7,878,118
3,952	Tyler Technologies, Inc.(a)	1,898,383
15,312	Veeva Systems, Inc., Class A(a)	2,668,116
		30,885,617
	STEEL - 1.7%
21,082	Nucor Corporation	3,559,696
13,428	Steel Dynamics, Inc.	1,797,606
		5,357,302
	TECHNOLOGY HARDWARE - 5.4%
28,486	Arista Networks, Inc.(a)	8,478,858
13,342	Jabil, Inc.	1,586,364
19,088	NetApp, Inc.	2,298,768
6,199	Super Micro Computer, Inc.(a)	4,863,177
		17,227,167
	TECHNOLOGY SERVICES - 6.8%
13,576	Corpay, Inc.(a)	3,633,888
34,936	CoStar Group, Inc.(a)	2,730,947
5,942	EPAM Systems, Inc.(a)	1,057,260
2,317	Fair Isaac Corporation(a)	2,988,768
7,389	MSCI, Inc.	3,658,885

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 6.8% (Continued)
33,731	Paychex, Inc.	$4,053,116
13,511	Verisk Analytics, Inc.	3,415,311
		21,538,175
	TRANSPORTATION & LOGISTICS - 1.6%
9,841	JB Hunt Transport Services, Inc.	1,581,941
20,247	Old Dominion Freight Line, Inc.	3,548,287
		5,130,228
	TRANSPORTATION EQUIPMENT - 1.6%
46,136	PACCAR, Inc.	4,959,620

	TOTAL COMMON STOCKS (Cost $294,215,824)	317,344,985

	TOTAL INVESTMENTS - 99.7% (Cost $294,215,824)	$317,344,985
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	863,949
	NET ASSETS - 100.0%	$318,208,934

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 1.5%
9,570	Cie Financiere Richemont S.A.	$1,527,945
562	Hermes International SCA	1,326,657
175,348	PRADA SpA	1,446,229
		4,300,831
	ASSET MANAGEMENT - 2.5%
40,798	3i Group plc	1,488,621
34,847	Brookfield Corporation	1,517,833
56,929	Investor A.B.	1,538,393
25,063	Julius Baer Group Ltd.	1,502,285
1,014	Partners Group Holding A.G.	1,355,402
		7,402,534
	AUTOMOTIVE - 2.9%
19,867	Continental A.G.	1,341,421
74,330	Denso Corporation	1,201,897
3,289	Ferrari N.V.	1,351,779
1,224,429	Geely Automobile Holdings Ltd.	1,482,725
63,182	Mahindra & Mahindra Ltd.	1,895,460
13,862	Toyota Industries Corporation	1,304,501
		8,577,783
	BANKING - 10.7%
3,224,689	Bank Mandiri Persero Tbk P.T.	1,171,098
32,275	Bank Polska Kasa Opieki S.A.	1,310,793
3,722,486	Bank Rakyat Indonesia Persero Tbk PT	994,435
531,527	BOC Hong Kong Holdings Ltd.	1,665,206
18,438	Commonwealth Bank of Australia	1,466,355
98,114	Credit Agricole S.A.,(a)	1,588,578
48,188	Danske Bank A/S	1,477,052
1,669,599	First Financial Holding Company Ltd.	1,412,998
135,393	Grupo Financiero Banorte SAB de CV	1,286,200
130,695	Hang Seng Bank Ltd.	1,814,953
55,494	ICICI Bank Ltd. - ADR	1,483,910
398,563	Intesa Sanpaolo SpA	1,559,143
69,224	KakaoBank Corporation	1,114,448
19,206	KBC Group N.V.	1,393,050

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	BANKING - 10.7% (Continued)
63,814	National Australia Bank Ltd.	$1,439,647
31,687	OTP Bank Nyrt	1,527,478
98,398	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,482,614
99,884	Skandinaviska Enskilda Banken A.B.	1,448,286
147,572	Standard Bank Group Ltd.	1,407,670
141,550	Svenska Handelsbanken A.B., A Shares	1,326,682
72,932	Swedbank A.B., A Shares	1,511,394
65,709	United Overseas Bank Ltd.	1,497,365
		31,379,355
	BIOTECH & PHARMA - 2.3%
10,602	Celltrion, Inc.	1,351,658
37,017	Chugai Pharmaceutical Company Ltd.	1,125,322
7,731	CSL Ltd.	1,440,658
4,784	Genmab A/S,	1,348,072
11,720	UCB S.A.	1,635,689
		6,901,399
	CHEMICALS - 5.0%
19,079	Akzo Nobel N.V.	1,327,541
4,037,925	Chandra Asri Petrochemical Tbk P.T.	2,280,436
1,906	EMS-Chemie Holding A.G.	1,571,732
72,440	Evonik Industries A.G.	1,585,067
333	Givaudan S.A.	1,563,815
26,946	Nutrien Ltd.	1,579,487
53,384	Solvay S.A.,(a)	1,947,607
12,153	Symrise A.G.	1,441,669
45,499	Yara International ASA	1,408,599
		14,705,953
	COMMERCIAL SUPPORT SERVICES - 2.4%
169,489	ALS Ltd.	1,591,038
47,322	Bureau Veritas SA	1,416,888
27,117	Edenred,(a)	1,266,421
14,964	SGS S.A.	1,393,188
132,920	Worley Ltd.	1,295,508
		6,963,043

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CONSTRUCTION MATERIALS – 2.0%
18,506	Cie de Saint-Gobain	$1,617,719
16,139	Holcim A.G.	1,409,209
205,427	Siam Cement PCL (The)	1,316,125
4,890	Sika A.G.	1,479,092
		5,822,145
	CONTAINERS & PACKAGING - 1.0%
156,053	Amcor plc	1,540,699
34,331	Huhtamaki OYJ	1,383,221
		2,923,920
	DIVERSIFIED INDUSTRIALS - 0.6%
36,232	Alfa Laval A.B.	1,670,387

	ELECTRIC UTILITIES - 8.3%
178,849	CLP Holdings Ltd.	1,414,500
103,863	E.ON S.E.	1,383,638
368,922	EDP - Energias de Portugal S.A.	1,493,218
103,818	EDP Renovaveis S.A.	1,657,843
78,112	Endesa S.A.	1,550,716
14,867,946	Enel Americas S.A. (c)	1,470,535
216,665	Enel SpA	1,564,463
36,773	Fortis, Inc.	1,471,104
115,818	Fortum OYJ	1,760,890
1,219,764	Gulf Energy Development PCL	1,341,091
115,134	Iberdrola S.A.	1,511,305
42,412	RWE A.G.	1,602,988
69,020	SSE plc	1,543,747
172,988	Terna Rete Elettrica Nazionale SpA	1,449,136
642,940	Vector Ltd.	1,485,653
19,368	Verbund A.G.,(a)	1,592,639
		24,293,466
	ELECTRICAL EQUIPMENT - 1.0%
49,646	Assa Abloy A.B., Class B	1,449,137
724,013	Delta Electronics Thailand PCL	1,449,559
		2,898,696

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9%
36,028	Ferrovial S.E.	$1,417,200
8,575	WSP Global, Inc.	1,290,108
		2,707,308
	ENTERTAINMENT CONTENT - 0.5%
214,316	Bollore S.E.	1,434,508

	FOOD - 1.7%
38,582	Ajinomoto Company, Inc.	1,375,046
655,927	China Mengniu Dairy Company Ltd.	1,204,444
304,311	Grupo Bimbo S.A.B. de C.V.	1,144,370
564,899	Wilmar International Ltd.	1,291,881
		5,015,741
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
112,550	Suzano S.A.	1,046,468
42,900	UPM-Kymmene OYJ	1,635,859
		2,682,327
	GAS & WATER UTILITIES - 2.1%
406,377	Hera SpA	1,494,487
1,828,347	Hong Kong & China Gas Company Ltd.	1,419,136
66,314	Naturgy Energy Group SA	1,775,471
302,830	Snam SpA	1,428,735
		6,117,829
	HEALTH CARE FACILITIES & SERVICES - 1.1%
53,491	Fresenius S.E. & Company KGaA	1,699,085
4,369	ICON plc	1,419,139
		3,118,224
	HOME CONSTRUCTION - 0.5%
2,462	Geberit A.G.	1,501,928

	HOUSEHOLD PRODUCTS - 1.0%
9,844	Beiersdorf A.G.	1,541,529
4,986	LG Household & Health Care Ltd.	1,506,197
		3,047,726

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INDUSTRIAL REIT - 0.5%
66,574	Goodman Group	$1,484,639

	INDUSTRIAL SUPPORT SERVICES - 0.9%
20,528	Ashtead Group PLC	1,488,093
943,886	United Tractors Tbk P.T.	1,282,549
		2,770,642
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
598,866	B3 S.A. - Brasil Bolsa Balcao	1,231,789
7,076	Deutsche Boerse A.G.	1,403,993
48,897	Hong Kong Exchanges & Clearing Ltd.	1,643,176
11,933	London Stock Exchange Group plc	1,393,362
		5,672,320
	INSURANCE - 5.5%
212,797	AIA Group Ltd.	1,644,897
219,685	BB Seguridade Participacoes S.A.	1,345,130
55,163	Dai-ichi Life Holdings, Inc.	1,475,629
1,338	Fairfax Financial Holdings Ltd.	1,506,632
8,909	Intact Financial Corporation	1,491,001
447,835	Legal & General Group plc	1,426,862
51,883	Power Corp of Canada	1,506,708
151,630	Prudential PLC	1,443,543
33,223	Sampo OYJ, A Shares	1,421,474
2,078	Swiss Life Holding A.G.	1,445,938
70,017	Tryg A/S	1,438,237
		16,146,051
	INTERNET MEDIA & SERVICES - 1.6%
8,250	Naspers Ltd.	1,637,478
46,486	Prosus N.V.	1,683,341
11,917	REA Group Ltd.	1,480,289
		4,801,108
	MACHINERY - 4.7%
23,359	ANDRITZ A.G.(a)	1,392,468
84,362	Atlas Copco A.B.	1,609,586
100,641	CNH Industrial N.V.(a)	1,045,496

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MACHINERY - 4.7% (Continued)
10,925	CNH Industrial N.V.	$115,368
3,945	Disco Corporation	1,542,440
51,616	FANUC Corporation	1,443,761
27,168	KION Group A.G.	1,269,098
10,851	Krones A.G.	1,483,213
63,847	Sandvik A.B.	1,398,348
2,561	SMC Corporation	1,283,358
186,948	WEG S.A.	1,344,778
		13,927,914
	MEDICAL EQUIPMENT & DEVICES - 1.8%
10,673	Coloplast A/S - Series B	1,280,641
6,337	EssilorLuxottica S.A.	1,411,354
4,980	Sonova Holding A.G.	1,571,998
9,029	Straumann Holding A.G.	1,170,869
		5,434,862
	METALS & MINING - 4.1%
24,973	Agnico Eagle Mines Ltd.(a)	1,703,563
35,996	Anglo American Platinum Ltd.	1,169,992
57,442	Antofagasta plc	1,612,754
50,586	BHP Group Ltd.	1,497,959
87,662	Fortescue Metals Group Ltd.	1,442,857
12,337	Franco-Nevada Corporation	1,518,290
18,290	Rio Tinto Ltd.	1,569,209
31,200	Wheaton Precious Metals Corporation	1,709,316
		12,223,940
	OIL & GAS PRODUCERS - 7.6%
57,827	Aker BP ASA	1,481,690
19,104	Canadian Natural Resources Ltd.	1,467,942
72,590	Cenovus Energy, Inc.	1,513,513
300,533	ENEOS Holdings, Inc.	1,548,633
91,585	Eni SpA	1,440,243
54,462	Equinor ASA	1,571,654
96,192	Inpex Corporation	1,482,309
180,093	MOL Hungarian Oil & Gas plc	1,399,258

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 7.6% (Continued)
31,022	OMV A.G.	$1,556,148
90,133	ORLEN S.A.	1,454,400
352,236	PTT Exploration & Production PCL	1,472,591
287,223	Santos Ltd.	1,457,994
21,165	TotalEnergies S.E.	1,538,584
31,418	Tourmaline Oil Corporation	1,558,933
72,973	Woodside Energy Group Ltd.	1,344,789
		22,288,681
	REAL ESTATE OWNERS & DEVELOPERS - 2.7%
346,335	CK Asset Holdings Ltd.	1,366,244
1,346,583	New World Development Company Ltd.	1,456,733
2,482,873	SM Prime Holdings, Inc.	1,143,624
39,643	Sumitomo Realty & Development Company Ltd.	1,235,906
680,219	Swire Properties Ltd.	1,247,310
48,960	Vonovia S.E.	1,529,668
		7,979,485
	RETAIL - CONSUMER STAPLES - 3.2%
60,545	Aeon Company Ltd.	1,303,918
25,409	Alimentation Couche-Tard, Inc.	1,483,426
134,622	BIM Birlesik Magazalar A/S	2,005,305
838,914	Cencosud S.A.	1,575,317
72,712	Jeronimo Martins SGPS S.A.	1,623,360
172,407	President Chain Store Corporation	1,432,569
		9,423,895
	RETAIL - DISCRETIONARY - 0.4%
83,530	SM Investments Corporation	1,242,029

	SEMICONDUCTORS - 3.0%
32,201	Advantest Corporation	1,087,843
1,498	ASML Holding N.V.	1,415,121
42,407	Infineon Technologies A.G.	1,694,117
5,876	NXP Semiconductors N.V.	1,598,860
81,973	Renesas Electronics Corporation	1,530,325

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 3.0% (Continued)
33,072	STMicroelectronics NV	$1,358,148
		8,684,414
	SOFTWARE - 1.9%
8,788	Check Point Software Technologies Ltd.(c)	1,322,594
531	Constellation Software, Inc.	1,477,387
32,396	Dassault Systemes S.E.	1,302,799
23,715	WiseTech Global Ltd.	1,525,200
		5,627,980
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 0.9%
9,751	Garmin Ltd.	1,597,701
4,062	Samsung SDI Company Ltd.	1,100,690
		2,698,391
	TECHNOLOGY SERVICES - 0.5%
9,196	Wolters Kluwer N.V.	1,457,014

	TELECOMMUNICATIONS - 2.9%
98,549	Hellenic Telecommunications Organization S.A.	1,436,861
387,764	Koninklijke KPN N.V.	1,448,752
290,524	MTN Group Ltd.	1,269,173
767,119	Singapore Telecommunications Ltd.	1,408,016
453,227	Taiwan Mobile Company Ltd.	1,471,517
584,104	Telstra Group Ltd.	1,348,440
		8,382,759
	TRANSPORTATION & LOGISTICS - 4.3%
7,337	Aena SME S.A.	1,429,513
10,993	Canadian National Railway Company	1,399,760
8,877	DSV A/S	1,361,129
74,092	East Japan Railway Company	1,285,912
1,458,854	Eva Airways Corporation	1,607,280
5,227	Kuehne + Nagel International A.G.	1,480,220
115,390	Poste Italiane SpA	1,577,255

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3% (Continued)
9,889	Ryanair Holdings plc - ADR	$1,202,898
167,828	Transurban Group	1,396,799
		12,740,766
	TRANSPORTATION EQUIPMENT - 0.4%
48,325	Volvo A.B., A Shares	1,307,723

	WHOLESALE - CONSUMER STAPLES - 0.5%
32,085	ITOCHU Corporation	1,511,740

	TOTAL COMMON STOCKS (Cost $261,931,522)	289,271,458

	PREFERRED STOCK — 0.5%
	CHEMICALS — 0.5%
29,748	Sociedad Quimica y Minera de Chile S.A., Class B (c) (Cost $1,902,106)	1,393,429

	COLLATERAL FOR SECURITIES LOANED — 2.8%
	MONEY MARKET FUND - 2.8%
8,414,377	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $8,414,377) (b)(e)	8,414,377

	TOTAL INVESTMENTS - 101.5% (Cost $272,248,005)	$299,079,264
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(4,445,426)
	NET ASSETS - 100.0%	$294,633,838

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $6,476,568.

(b)	Security was purchased with cash received as collateral for securities on loan at May 31, 2024. Total collateral had a value of $8,414,377 at May 31, 2024.

(c)	Non-income producing security.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7%
	AEROSPACE & DEFENSE - 2.2%
4,521	HEICO Corporation	$1,002,622
685	TransDigm Group, Inc.	920,113
		1,922,735
	APPAREL & TEXTILE PRODUCTS - 1.1%
11,645	Columbia Sportswear Company	997,045

	AUTOMOTIVE - 1.1%
27,126	Gentex Corporation	949,410

	BANKING - 3.1%
8,905	Cullen/Frost Bankers, Inc.	904,570
548	First Citizens BancShares, Inc., Class A	930,740
33,839	ICICI Bank Ltd. - ADR	904,855
		2,740,165
	BEVERAGES - 1.0%
17,399	Monster Beverage Corporation(a)	903,356

	BIOTECH & PHARMA - 1.0%
12,741	Dr Reddy’s Laboratories Ltd. - ADR	875,052

	CHEMICALS - 1.1%
6,302	Westlake Corporation	1,011,849

	COMMERCIAL SUPPORT SERVICES - 2.1%
1,370	Cintas Corporation	928,819
20,961	Rollins, Inc.	957,708
		1,886,527
	CONSTRUCTION MATERIALS - 2.2%
2,329	Carlisle Companies, Inc.	974,197
1,644	Martin Marietta Materials, Inc.	940,500
		1,914,697
	ELECTRICAL EQUIPMENT - 4.5%
5,343	AMETEK, Inc.	906,066
7,672	Amphenol Corporation, Class A	1,015,543

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7% (Continued)
	ELECTRICAL EQUIPMENT - 4.5% (Continued)
22,331	Cognex Corporation	$1,016,507
3,973	Littelfuse, Inc.	1,019,472
		3,957,588
	ENGINEERING & CONSTRUCTION - 2.3%
2,603	EMCOR Group, Inc.	1,011,682
4,795	Tetra Tech, Inc.	1,004,505
		2,016,187
	ENTERTAINMENT CONTENT - 1.0%
10,001	NetEase, Inc. - ADR	890,389

	FOOD - 1.0%
21,920	Darling Ingredients, Inc.(a)	885,568

	HEALTH CARE FACILITIES & SERVICES - 4.3%
1,644	Chemed Corporation	911,384
1,781	Elevance Health, Inc.	959,033
3,151	ICON plc(a)	1,023,509
2,740	Molina Healthcare, Inc.(a)	861,949
		3,755,875
	HOME CONSTRUCTION - 1.2%
137	NVR, Inc.(a)	1,052,260

	INDUSTRIAL REIT - 1.1%
6,028	EastGroup Properties, Inc.	995,706

	INDUSTRIAL SUPPORT SERVICES - 3.2%
13,700	Fastenal Company	903,926
13,015	RB Global, Inc.	945,930
2,055	Watsco, Inc.	975,920
		2,825,776
	INSURANCE - 2.3%
11,371	Brown & Brown, Inc.	1,017,818
12,193	W R Berkley Corporation	987,999
		2,005,817

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1%
5,754	Texas Roadhouse, Inc.	$993,543

	MACHINERY - 5.0%
11,645	Graco, Inc.	940,333
4,247	Lincoln Electric Holdings, Inc.	833,941
6,713	Middleby Corporation (The)(a)	865,373
3,425	Snap-on, Inc.	934,545
10,686	Toro Company (The)	856,910
		4,431,102
	MEDICAL EQUIPMENT & DEVICES - 4.2%
11,097	Edwards Lifesciences Corporation(a)	964,218
1,918	IDEXX Laboratories, Inc.(a)	953,150
4,384	ResMed, Inc.	904,551
2,603	West Pharmaceutical Services, Inc.	862,660
		3,684,579
	OIL & GAS PRODUCERS - 1.0%
6,987	EOG Resources, Inc.	870,231

	RESIDENTIAL REIT - 1.1%
7,124	Mid-America Apartment Communities, Inc.	952,550

	RETAIL - DISCRETIONARY - 6.2%
274	AutoZone, Inc.(a)	758,964
5,891	Genuine Parts Company	849,129
3,699	Lithia Motors, Inc.	936,365
959	O’Reilly Automotive, Inc.(a)	923,766
6,028	Penske Automotive Group, Inc.	916,859
9,864	TJX Companies, Inc. (The)	1,016,977
		5,402,060
	SELF-STORAGE REIT - 1.1%
3,562	Public Storage	975,382

	SEMICONDUCTORS - 2.1%
8,768	Skyworks Solutions, Inc.	812,443

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7% (Continued)
	SEMICONDUCTORS - 2.1% (Continued)
6,713	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$1,013,931
		1,826,374
	SOFTWARE - 3.0%
6,302	Check Point Software Technologies Ltd.(a)	948,451
4,247	Nice Ltd. - ADR(a)	779,622
1,781	Roper Technologies, Inc.	948,846
		2,676,919
	TECHNOLOGY SERVICES - 7.3%
2,329	CACI International, Inc., Class A(a)	988,614
10,275	CoStar Group, Inc.(a)	803,197
3,973	EPAM Systems, Inc.(a)	706,916
822	Fair Isaac Corporation(a)	1,060,321
4,658	MarketAxess Holdings, Inc.	926,616
2,055	MSCI, Inc.	1,017,595
7,809	Paychex, Inc.	938,329
		6,441,588
	TRANSPORTATION & LOGISTICS - 8.6%
7,672	Canadian National Railway Company	976,875
11,782	Canadian Pacific Kansas City Ltd.	935,020
28,085	CSX Corporation	947,869
8,357	Expeditors International of Washington, Inc.	1,010,360
2,603	Grupo Aeroportuario del Sureste SAB de CV - ADR	873,541
5,754	JB Hunt Transport Services, Inc.	924,956
5,343	Landstar System, Inc.	972,586
5,069	Old Dominion Freight Line, Inc.	888,342
		7,529,549
	TRANSPORTATION EQUIPMENT - 1.1%
8,905	PACCAR, Inc.	957,288

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 79.7% (Continued)
	WHOLESALE - DISCRETIONARY - 2.1%
17,125	Copart, Inc.(a)	$908,653
2,603	Pool Corporation	946,320
		1,854,973

	TOTAL COMMON STOCKS (Cost $62,685,974)	70,182,140

	EXCHANGE-TRADED FUND — 19.9%
	FIXED INCOME - 19.9%
347,021	WisdomTree Floating Rate Treasury Fund (Cost $17,476,844)	17,475,978

	TOTAL INVESTMENTS - 99.6% (Cost $80,162,818)	$87,658,118
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	363,045
	NET ASSETS - 100.0%	$88,021,163

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	BIOTECH & PHARMA - 3.3%
7,644	United Therapeutics Corporation(a)	$2,103,094

	COMMERCIAL SUPPORT SERVICES - 5.8%
27,636	Brady Corporation, Class A	1,886,709
8,232	FTI Consulting, Inc.(a)	1,768,234
		3,654,943
	CONTAINERS & PACKAGING - 3.0%
13,020	AptarGroup, Inc.	1,922,924

	ELECTRIC UTILITIES - 2.7%
47,040	OGE Energy Corporation	1,707,552

	ELECTRICAL EQUIPMENT - 6.1%
21,336	BWX Technologies, Inc.	1,965,687
47,376	Vontier Corporation	1,894,092
		3,859,779
	ENGINEERING & CONSTRUCTION - 4.6%
7,560	EMCOR Group, Inc.	2,938,270

	HEALTH CARE FACILITIES & SERVICES - 5.7%
2,772	Chemed Corporation	1,536,714
24,276	Encompass Health Corporation	2,097,203
		3,633,917
	HEALTH CARE REIT - 2.7%
53,676	Omega Healthcare Investors, Inc.	1,735,345

	HOME CONSTRUCTION - 2.9%
26,124	KB Home	1,844,354

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
25,620	SEI Investments Company	1,734,730

	INSURANCE - 9.1%
4,872	Kinsale Capital Group, Inc.	1,868,997

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE - 9.1% (Continued)
56,280	Old Republic International Corporation	$1,788,578
10,164	Reinsurance Group of America, Inc.	2,132,407
		5,789,982
	LEISURE PRODUCTS - 2.2%
17,052	Polaris, Inc.	1,425,547

	MACHINERY - 9.1%
7,392	Curtiss-Wright Corporation	2,090,606
39,228	Flowserve Corporation	1,949,632
9,744	MSA Safety, Inc.	1,753,920
		5,794,158
	METALS & MINING - 3.5%
7,560	Encore Wire Corporation	2,182,799

	OIL & GAS PRODUCERS - 8.5%
9,576	Chord Energy Corporation	1,775,486
28,896	HF Sinclair Corporation	1,595,926
4,620	Murphy USA, Inc.	2,027,025
		5,398,437
	RETAIL - CONSUMER STAPLES - 6.5%
24,192	BJ’s Wholesale Club Holdings, Inc.(a)	2,130,589
5,964	Casey’s General Stores, Inc.	1,978,736
		4,109,325
	RETAIL - DISCRETIONARY - 5.6%
10,836	AutoNation, Inc.(a)	1,844,830
5,376	Group 1 Automotive, Inc.	1,671,828
		3,516,658
	SEMICONDUCTORS - 2.1%
12,096	Axcelis Technologies, Inc.(a)	1,360,679

	SOFTWARE - 1.8%
8,064	Qualys, Inc.(a)	1,133,960

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SPECIALTY REIT - 2.9%
15,288	Lamar Advertising Company, Class A	$1,805,666

	STEEL - 2.6%
38,136	Ternium S.A. - ADR	1,646,712

	TECHNOLOGY SERVICES - 3.3%
78,624	Kyndryl Holdings, Inc.(a)	2,092,184

	TRANSPORTATION & LOGISTICS - 2.2%
13,272	ArcBest Corporation	1,400,461

	TOTAL COMMON STOCKS (Cost $54,930,617)	62,791,476

	TOTAL INVESTMENTS - 98.9% (Cost $54,930,617)	$62,791,476
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	717,991
	NET ASSETS - 100.0%	$63,509,467

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	- Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	APPAREL & TEXTILE PRODUCTS - 2.2%
872	Deckers Outdoor Corporation(a)	$953,898
4,468	Ralph Lauren Corporation	834,980
		1,788,878
	ASSET MANAGEMENT - 3.2%
6,701	Brookfield Asset Management Ltd.	262,947
23,000	Federated Hermes, Inc.	762,910
19,405	Victory Capital Holdings, Inc.	1,009,643
32,373	XP, Inc., Class A	614,763
		2,650,263
	BANKING - 5.0%
27,787	Banco Latinoamericano de Comercio Exterior S.A., E	833,888
4,787	Credicorp Ltd.	791,387
10,583	East West Bancorp, Inc.	785,153
545	First Citizens BancShares, Inc., Class A	925,644
29,902	Unity Bancorp, Inc.	836,658
		4,172,730
	BEVERAGES - 1.2%
44,661	Primo Water Corporation	1,007,552

	BIOTECH & PHARMA - 5.7%
126,089	ADMA Biologics, Inc.(a)	1,204,151
11,656	ANI Pharmaceuticals, Inc.(a)	756,474
82,269	Bausch Health Companies, Inc.(a)	539,685
20,401	Collegium Pharmaceutical, Inc.(a)	676,089
6,001	Neurocrine Biosciences, Inc.(a)	812,595
27,032	Royalty Pharma plc, Class A	740,947
		4,729,941
	CONSTRUCTION MATERIALS - 1.9%
2,071	Carlisle Companies, Inc.	866,278
1,308	Martin Marietta Materials, Inc.	748,281
		1,614,559
	CONSUMER SERVICES - 1.3%
46,327	Perdoceo Education Corporation	1,042,358

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
50,496	Vipshop Holdings Ltd. - ADR	$811,471

	ELECTRIC UTILITIES - 1.4%
12,089	Vistra Corporation	1,197,778

	ELECTRICAL EQUIPMENT - 5.3%
7,194	Amphenol Corporation, Class A	952,270
8,065	BWX Technologies, Inc.	743,028
5,884	Powell Industries, Inc.	1,058,296
31,052	SMART Global Holdings, Inc.(a)	639,050
10,359	Vertiv Holdings Company	1,015,907
		4,408,551
	ENGINEERING & CONSTRUCTION - 2.1%
2,615	Comfort Systems USA, Inc.	855,994
2,290	EMCOR Group, Inc.	890,032
		1,746,026
	FOOD - 4.8%
75,441	Adecoagro S.A.	742,339
7,741	Lamb Weston Holdings, Inc.	683,453
23,650	Pilgrim’s Pride Corporation(a)	849,745
40,519	Vital Farms, Inc.(a)	1,676,676
		3,952,213
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
13,408	Sylvamo Corporation	956,259

	HEALTH CARE FACILITIES & SERVICES - 4.9%
5,996	DaVita, Inc.(a)	882,132
10,574	Encompass Health Corporation	913,487
10,354	HealthEquity, Inc.(a)	845,715
30,578	Owens & Minor, Inc.(a)	532,975
4,578	Universal Health Services, Inc., Class B	868,904
		4,043,213

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOME & OFFICE PRODUCTS - 1.0%
18,089	HNI Corporation	$851,087

	HOME CONSTRUCTION - 4.6%
21,868	Forestar Group, Inc.(a)	743,731
11,112	Griffon Corporation	750,504
47,516	Interface, Inc.	765,483
6,976	PulteGroup, Inc.	818,424
6,423	Toll Brothers, Inc.	781,294
		3,859,436
	INDUSTRIAL SUPPORT SERVICES - 1.8%
14,369	Core & Main Inc. - Class A(a)	827,080
10,680	Fastenal Company	704,666
		1,531,746
	INFRASTRUCTURE REIT - 0.5%
139,763	Uniti Group, Inc.	441,651

	INSURANCE - 4.2%
8,939	Arch Capital Group Ltd.(a)	917,409
4,032	Progressive Corporation (The)	851,478
4,252	Reinsurance Group of America, Inc.	892,069
3,489	RenaissanceRe Holdings Ltd.	795,004
		3,455,960
	INTERNET MEDIA & SERVICES - 1.8%
309,635	Angi, Inc., Class A(a)	625,463
31,024	HealthStream, Inc.	846,645
		1,472,108
	MACHINERY - 3.6%
2,289	Caterpillar, Inc.	774,872
8,719	Ingersoll Rand, Inc.	811,303
2,718	Snap-on, Inc.	741,633
6,750	Tennant Company	692,955
		3,020,763
	MEDICAL EQUIPMENT & DEVICES - 2.0%
16,603	RxSight, Inc.(a)	970,777

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
52,104	Tactile Systems Technology, Inc.(a)	$663,284
		1,634,061
	OIL & GAS PRODUCERS - 5.6%
29,535	Coterra Energy, Inc.	842,338
13,490	HF Sinclair Corporation	745,053
1,962	Murphy USA, Inc.	860,828
14,597	PBF Energy, Inc., Class A	676,279
47,626	Permian Resources Corporation	780,590
4,904	Valero Energy Corporation	770,615
		4,675,703
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
21,139	Halliburton Company	775,801
6,968	Weatherford International plc(a)	838,529
		1,614,330
	RETAIL - CONSUMER STAPLES - 1.2%
12,746	Sprouts Farmers Market, Inc.(a)	1,006,679

	RETAIL - DISCRETIONARY - 0.9%
2,616	Williams-Sonoma, Inc.	767,064

	SEMICONDUCTORS - 1.1%
3,379	NXP Semiconductors N.V.	919,426

	SOFTWARE - 9.4%
70,573	American Software, Inc., Class A	724,079
72,527	Cellebrite DI Ltd.(a),(b)	772,413
8,283	CommVault Systems, Inc.(a)	891,126
26,407	Digi International, Inc.(a)	643,275
13,399	Donnelley Financial Solutions, Inc.(a)	816,803
12,527	Pegasystems, Inc.	719,801
35,074	PubMatic, Inc., Class A(a)	768,121
15,922	Q2 Holdings, Inc.(a)	968,375
26,507	Sapiens International Corp N.V.	888,515

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SOFTWARE - 9.4% (Continued)
3,489	Veeva Systems, Inc., Class A(a)	$607,958
		7,800,466
	SPECIALTY FINANCE - 1.1%
22,391	Bread Financial Holdings, Inc.	935,048

	STEEL - 2.7%
4,143	Nucor Corporation	699,546
2,391	Reliance, Inc.	719,165
5,552	Steel Dynamics, Inc.	743,246
		2,161,957
	TECHNOLOGY HARDWARE - 6.1%
64,330	Arlo Technologies, Inc.(a)	914,129
257,550	Ceragon Networks Ltd.(a),(b)	677,357
5,559	Garmin Ltd.	910,842
7,740	InterDigital, Inc.	881,354
7,848	NetApp, Inc.	945,134
47,280	Turtle Beach Corporation(a)	783,902
		5,112,718
	TECHNOLOGY SERVICES - 3.8%
6,323	Science Applications International Corporation	851,392
49,972	StoneCompany Ltd.(a)	691,612
205,434	Telos Corporation(a)	930,617
161,656	Unisys Corporation(a)	693,504
		3,167,125
	TELECOMMUNICATIONS - 1.2%
51,637	Telephone and Data Systems, Inc.	1,027,060

	TRANSPORTATION & LOGISTICS - 2.3%
17,677	Delta Air Lines, Inc.	901,881
15,462	International Seaways, Inc.	996,062
		1,897,943

	TOTAL COMMON STOCKS (Cost $78,226,552)	81,474,123

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
720,391	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $720,391)(c)(d)	$720,391

	TOTAL INVESTMENTS - 98.8% (Cost $78,946,943)	$82,194,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	984,559
	NET ASSETS - 100.0%	$83,179,073

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $713,579.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2024. Total collateral had a value of $720,391 at May 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 0.4%
4,750	Trade Desk, Inc. (The), Class A(a)	$440,705

	AEROSPACE & DEFENSE - 0.0%(b)
800	Hexcel Corporation	55,096

	APPAREL & TEXTILE PRODUCTS - 0.4%
250	Deckers Outdoor Corporation(a)	273,480
600	PVH Corporation	72,006
625	Ralph Lauren Corporation	116,800
		462,286
	ASSET MANAGEMENT - 0.4%
14,225	Blue Owl Capital, Inc.	255,908
525	Hamilton Lane, Inc., Class A	65,882
4,425	Invesco Ltd.	69,517
1,000	Stifel Financial Corporation	80,950
		472,257
	AUTOMOTIVE - 0.3%
15,075	Aurora Innovation, Inc.(a)	36,029
2,250	BorgWarner, Inc.	80,235
2,275	Gentex Corporation	79,625
550	Lear Corporation	68,943
23,175	Lucid Group, Inc.(a)	65,817
		330,649
	BANKING - 0.8%
625	Cullen/Frost Bankers, Inc.	63,488
1,375	East West Bancorp, Inc.	102,011
125	First Citizens BancShares, Inc., Class A	212,303
5,550	First Horizon Corporation	87,912
8,250	New York Community Bancorp, Inc.	27,143
775	Pinnacle Financial Partners, Inc.	61,620
900	Prosperity Bancshares, Inc.	56,070
9,050	Regions Financial Corporation	175,117
750	SouthState Corporation	57,983
1,725	Webster Financial Corporation	76,280

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 0.8% (Continued)
1,075	Western Alliance Bancorp	$67,757
1,450	Zions Bancorp NA	62,626
		1,050,310
	BEVERAGES - 0.6%
2,225	Celsius Holdings, Inc.(a)	177,956
75	Coca-Cola Consolidated, Inc.	73,578
10,125	Monster Beverage Corporation(a)	525,690
		777,224
	BIOTECH & PHARMA - 1.9%
1,175	Apellis Pharmaceuticals, Inc.(a)	46,119
1,750	Bridgebio Pharma, Inc.(a)	49,018
1,750	Cerevel Therapeutics Holdings, Inc.(a)	71,295
4,900	Elanco Animal Health, Inc.(a)	86,632
2,950	Exelixis, Inc.(a)	63,986
2,200	Incyte Corporation(a)	127,138
925	Intra-Cellular Therapies, Inc.(a)	62,197
1,400	Ionis Pharmaceuticals, Inc.(a)	52,598
600	Jazz Pharmaceuticals plc(a)	63,150
975	Neurocrine Biosciences, Inc.(a)	132,024
1,050	Regeneron Pharmaceuticals, Inc.(a)	1,029,167
7,900	Roivant Sciences Ltd.(a)	81,844
5,850	Royalty Pharma plc, Class A	160,348
450	United Therapeutics Corporation(a)	123,809
1,050	Vaxcyte, Inc.(a)	73,784
1,100	Viking Therapeutics, Inc.(a)	68,486
		2,291,595
	BUSINESS DEVELOPMENT COMPANIES - 0.1%
5,900	Ares Capital Corporation	127,263

	CABLE & SATELLITE - 0.1%
1,425	Liberty Broadband Corporation - Series A(a)	77,292

	CHEMICALS - 3.3%
1,175	Albemarle Corporation	144,043

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CHEMICALS - 3.3% (Continued)
2,150	Axalta Coating Systems Ltd.(a)	$76,519
1,900	CF Industries Holdings, Inc.	151,487
2,500	International Flavors & Fragrances, Inc.	240,450
4,650	Linde plc	2,025,167
3,175	LyondellBasell Industries N.V., Class A	315,659
1,250	RPM International, Inc.	140,125
2,500	Sherwin-Williams Company (The)	759,500
1,225	Westlake Corporation	196,686
		4,049,636
	COMMERCIAL SUPPORT SERVICES - 2.1%
9,875	ADT, Inc.	70,211
975	Cintas Corporation	661,021
525	Clean Harbors, Inc.(a)	113,710
350	FTI Consulting, Inc.(a)	75,180
3,025	Republic Services, Inc.	560,200
1,050	Robert Half, Inc.	67,442
4,675	Rollins, Inc.	213,601
3,900	Waste Management, Inc.	821,846
		2,583,211
	CONSTRUCTION MATERIALS - 1.1%
750	Advanced Drainage Systems, Inc.	130,118
450	Carlisle Companies, Inc.	188,231
325	Eagle Materials, Inc.	75,527
600	Martin Marietta Materials, Inc.	343,247
850	Owens Corning	153,910
425	Simpson Manufacturing Company, Inc.	70,516
1,725	Summit Materials, Inc., Class A(a)	66,654
1,300	Vulcan Materials Company	332,500
		1,360,703
	CONSUMER SERVICES - 0.1%
1,425	Service Corp International	102,116

	CONTAINERS & PACKAGING - 0.5%
625	AptarGroup, Inc.	92,306

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONTAINERS & PACKAGING - 0.5% (Continued)
1,125	Berry Global Group, Inc.	$67,365
1,175	Crown Holdings, Inc.	98,923
2,975	Graphic Packaging Holding Company	84,252
3,325	International Paper Company	149,924
875	Packaging Corporation of America	160,555
		653,325
	DATA CENTER REIT - 0.4%
3,100	Digital Realty Trust, Inc.	450,554

	DIVERSIFIED INDUSTRIALS - 0.8%
1,375	Dover Corporation	252,753
5,525	Emerson Electric Company	619,684
800	ITT, Inc.	106,304
		978,741
	E-COMMERCE DISCRETIONARY - 0.5%
4,125	Chewy, Inc.(a)	87,491
18,250	Coupang, Inc.(a)	415,005
1,200	Wayfair, Inc., Class A(a)	71,388
		573,884
	ELECTRIC UTILITIES - 5.1%
2,550	Ameren Corporation	187,094
3,750	Avangrid, Inc.	135,038
6,125	CenterPoint Energy, Inc.	186,874
2,825	CMS Energy Corporation	177,777
3,325	Consolidated Edison, Inc.	314,379
3,025	Constellation Energy Corporation	657,180
2,000	DTE Energy Company	233,060
2,050	Entergy Corporation	230,605
2,225	Evergy, Inc.	121,619
3,400	Eversource Energy	201,382
9,725	Exelon Corporation	365,173
5,600	FirstEnergy Corporation	225,456
19,325	NextEra Energy, Inc.	1,546,386
2,000	NRG Energy, Inc.	162,000

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 5.1% (Continued)
1,925	OGE Energy Corporation	$69,878
20,700	PG&E Corporation	383,777
1,175	Pinnacle West Capital Corporation	92,661
4,750	Public Service Enterprise Group, Inc.	359,859
3,350	Vistra Corporation	331,918
3,050	WEC Energy Group, Inc.	247,142
		6,229,258
	ELECTRICAL EQUIPMENT - 3.1%
1,450	A O Smith Corporation	121,278
300	Acuity Brands, Inc.	77,883
2,275	AMETEK, Inc.	385,795
5,825	Amphenol Corporation, Class A	771,055
2,375	API Group Corporation(a)	84,645
875	BWX Technologies, Inc.	80,614
1,650	Cognex Corporation	75,108
600	Generac Holdings, Inc.(a)	88,326
525	Hubbell, Inc.	204,167
1,675	Keysight Technologies, Inc.(a)	231,954
350	Lennox International, Inc.	175,910
225	Littelfuse, Inc.	57,735
1,400	NEXTracker, Inc.(a)	77,238
3,975	Otis Worldwide Corporation	394,320
3,000	TE Connectivity Ltd.	449,100
2,400	Trimble, Inc.(a)	133,632
3,725	Vertiv Holdings Company	365,311
325	Watts Water Technologies, Inc., Class A	64,717
		3,838,788
	ENGINEERING & CONSTRUCTION - 1.1%
350	Comfort Systems USA, Inc.	114,569
450	EMCOR Group, Inc.	174,897
1,650	Fluor Corporation(a)	71,610
275	Installed Building Products, Inc.	58,256
1,225	Jacobs Solutions, Inc.	170,692
1,325	KBR, Inc.	87,000

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.1% (Continued)
1,400	Quanta Services, Inc.	$386,315
525	Tetra Tech, Inc.	109,982
300	TopBuild Corporation(a)	125,385
1,850	WillScot Mobile Mini Holdings Corporation(a)	72,946
		1,371,652
	ENTERTAINMENT CONTENT - 0.7%
3,250	AppLovin Corporation, Class A(a)	264,809
4,525	Endeavor Group Holdings, Inc., Class A	121,406
6,225	ROBLOX Corporation, Class A(a)	209,285
1,650	Take-Two Interactive Software, Inc.(a)	264,594
		860,094
	FOOD - 0.8%
1,275	BellRing Brands, Inc.(a)	74,167
2,875	Campbell Soup Company	127,593
4,650	Conagra Brands, Inc.	138,942
1,550	Darling Ingredients, Inc.(a)	62,620
1,375	Lamb Weston Holdings, Inc.	121,399
2,575	McCormick & Company, Inc.	185,966
2,300	Pilgrim’s Pride Corporation(a)	82,639
3,425	Tyson Foods, Inc., Class A	196,080
		989,406
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
1,050	Trex Company, Inc.(a)	90,804
600	UFP Industries, Inc.	71,688
		162,492
	GAS & WATER UTILITIES - 0.5%
1,900	American Water Works Company, Inc.	248,463
1,475	Atmos Energy Corporation	170,982
2,650	Essential Utilities, Inc.	99,985
4,350	NiSource, Inc.	126,411
		645,841
	HEALTH CARE FACILITIES & SERVICES - 2.6%
875	Acadia Healthcare Company, Inc.(a)	60,279
1,925	Cencora, Inc.	436,147

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.6% (Continued)
150	Chemed Corporation	$83,156
850	DaVita, Inc.(a)	125,052
2,250	Elevance Health, Inc.	1,211,579
975	Encompass Health Corporation	84,230
550	Ensign Group, Inc. (The)	66,682
850	HealthEquity, Inc.(a)	69,428
1,775	IQVIA Holdings, Inc.(a)	388,885
800	Labcorp Holdings, Inc.	155,928
300	Medpace Holdings, Inc.(a)	115,902
575	Molina Healthcare, Inc.(a)	180,884
1,000	Tenet Healthcare Corporation(a)	135,220
650	Universal Health Services, Inc., Class B	123,370
		3,236,742
	HEALTH CARE REIT - 0.8%
3,725	Healthcare Realty Trust, Inc.	60,457
6,900	Healthpeak Properties, Inc.	137,310
2,400	Omega Healthcare Investors, Inc.	77,592
3,925	Ventas, Inc.	197,271
5,600	Welltower, Inc.	580,551
		1,053,181
	HOME & OFFICE PRODUCTS - 0.1%
1,325	SharkNinja, Inc.	101,522
1,725	Tempur Sealy International, Inc.	88,596
		190,118
	HOME CONSTRUCTION - 1.5%
1,425	AZEK Company, Inc. (The)(a)	68,343
3,225	DR Horton, Inc.	476,655
1,250	Fortune Brands Innovations, Inc.	87,575
2,675	Lennar Corporation, Class A	428,936
2,150	Masco Corporation	150,328
350	Meritage Homes Corporation	61,723
625	Mohawk Industries, Inc.(a)	76,206
25	NVR, Inc.(a)	192,018
2,050	PulteGroup, Inc.	240,506

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 1.5% (Continued)
1,000	Toll Brothers, Inc.	$121,640
		1,903,930
	HOTEL REIT - 0.1%
6,900	Host Hotels & Resorts, Inc.	123,786
575	Ryman Hospitality Properties, Inc.	60,415
		184,201
	HOUSEHOLD PRODUCTS - 0.3%
18,625	Kenvue, Inc.	359,463

	INDUSTRIAL INTERMEDIATE PROD - 0.1%
275	RBC Bearings, Inc.(a)	81,202

	INDUSTRIAL REIT - 1.1%
2,800	Americold Realty Trust, Inc.	74,676
475	EastGroup Properties, Inc.	78,461
1,300	First Industrial Realty Trust, Inc.	61,256
9,000	Prologis, Inc.	994,409
2,100	Rexford Industrial Realty, Inc.	95,256
1,800	STAG Industrial, Inc.	63,108
		1,367,166
	INDUSTRIAL SUPPORT SERVICES - 1.2%
375	Applied Industrial Technologies, Inc.	72,375
1,975	Core & Main Inc. - Class A(a)	113,681
5,600	Fastenal Company	369,487
425	SiteOne Landscape Supply, Inc.(a)	65,799
1,925	U-Haul Holding Company (a)	121,718
650	United Rentals, Inc.	435,116
375	Watsco, Inc.	178,088
500	WESCO International, Inc.	89,745
		1,446,009
	INFRASTRUCTURE REIT - 0.6%
4,250	Crown Castle, Inc.	435,625
1,050	SBA Communications Corporation	206,514

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INFRASTRUCTURE REIT - 0.6% (Continued)
225	Texas Pacific Land Corporation	$138,220
		780,359
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
1,025	Cboe Global Markets, Inc.	177,315
375	Evercore Partners, Inc., Class A	76,103
675	Houlihan Lokey, Inc.	91,361
4,175	Interactive Brokers Group, Inc., Class A	524,881
5,650	Intercontinental Exchange, Inc.	756,535
2,100	Jefferies Financial Group, Inc.	97,692
1,300	SEI Investments Company	88,023
2,300	Tradeweb Markets, Inc., Class A	250,723
		2,062,633
	INSURANCE - 3.5%
5,650	Aflac, Inc.	507,765
825	American Financial Group, Inc.	107,176
6,650	American International Group, Inc.	524,152
2,775	Brown & Brown, Inc.	248,390
1,550	Cincinnati Financial Corporation	182,249
6,050	Corebridge Financial, Inc.	176,479
500	Erie Indemnity Company, Class A	181,215
900	Globe Life, Inc.	74,484
225	Kinsale Capital Group, Inc.	86,315
2,175	Loews Corporation	167,040
125	Markel Group, Inc.(a)	205,199
2,725	Old Republic International Corporation	86,601
325	Primerica, Inc.	73,414
5,700	Progressive Corporation (The)	1,203,725
625	Reinsurance Group of America, Inc.	131,125
450	RLI Corporation	65,691
2,525	Ryan Specialty Holdings, Inc., Class A	140,213
2,450	W R Berkley Corporation	198,524
		4,359,757

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 0.1%
2,675	Maplebear, Inc.(a)	$81,534

	LEISURE FACILITIES & SERVICES - 0.8%
1,100	Cava Group, Inc.(a)	101,805
850	Planet Fitness, Inc., A(a)	54,094
650	Texas Roadhouse, Inc.	112,236
1,650	TKO Group Holdings, Inc.	179,966
375	Vail Resorts, Inc.	70,770
275	Wingstop, Inc.	101,379
775	Wyndham Hotels & Resorts, Inc.	54,839
2,725	Yum! Brands, Inc.	374,496
		1,049,585
	LEISURE PRODUCTS - 0.2%
650	Brunswick Corporation	53,645
1,375	Hasbro, Inc.	82,197
525	Thor Industries, Inc.	52,101
		187,943
	MACHINERY - 3.5%
725	AGCO Corporation	77,814
4,900	Caterpillar, Inc.	1,658,747
550	Crane Company	81,994
350	Curtiss-Wright Corporation	98,987
1,175	Donaldson Company, Inc.	86,574
1,650	Graco, Inc.	133,238
750	IDEX Corporation	156,480
3,925	Ingersoll Rand, Inc.	365,221
550	Lincoln Electric Holdings, Inc.	107,998
525	Middleby Corporation (The)(a)	67,678
375	MSA Safety, Inc.	67,500
550	Nordson Corporation	129,096
1,250	Parker-Hannifin Corporation	664,399
650	Regal Rexnord Corporation	97,201
525	Snap-on, Inc.	143,252
1,025	Toro Company (The)	82,195

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MACHINERY - 3.5% (Continued)
2,425	Veralto Corporation	$239,057
		4,257,431
	MEDICAL EQUIPMENT & DEVICES - 4.4%
1,200	10X Genomics, Inc., Class A(a)	26,904
725	Align Technology, Inc.(a)	186,477
4,925	Baxter International, Inc.	167,893
275	Bio-Rad Laboratories, Inc., Class A(a)	78,887
1,350	Bruker Corporation	88,439
2,050	DENTSPLY SIRONA, Inc.	57,421
3,725	DexCom, Inc.(a)	442,418
5,900	Edwards Lifesciences Corporation(a)	512,651
4,450	GE HealthCare Technologies, Inc.	347,100
1,325	Globus Medical, Inc., Class A(a)	88,921
2,250	Hologic, Inc.(a)	166,005
800	IDEXX Laboratories, Inc.(a)	397,560
675	Insulet Corporation(a)	119,603
3,400	Intuitive Surgical, Inc.(a)	1,367,207
500	Masimo Corporation(a)	62,250
200	Mettler-Toledo International, Inc.(a)	280,818
375	Penumbra, Inc.(a)	71,051
550	Repligen Corporation(a)	82,000
1,425	ResMed, Inc.	294,020
1,225	Revvity, Inc.	133,844
950	STERIS plc	211,736
700	West Pharmaceutical Services, Inc.	231,987
		5,415,192
	METALS & MINING - 1.9%
4,875	Cleveland-Cliffs, Inc.(a)	84,240
14,325	Freeport-McMoRan, Inc.	755,357
11,400	Newmont Corporation	478,116
650	Royal Gold, Inc.	83,324
7,521	Southern Copper Corporation	892,216
		2,293,253

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MORTGAGE FINANCE - 0.2%
6,825	AGNC Investment Corporation	$65,452
4,875	Annaly Capital Management, Inc.	96,037
3,075	Starwood Property Trust, Inc.	59,778
		221,267
	MULTI ASSET CLASS REIT - 0.1%
2,150	WP Carey, Inc.	121,260

	OFFICE REIT - 0.2%
1,725	Alexandria Real Estate Equities, Inc.	205,275
1,575	Boston Properties, Inc.	95,555
		300,830
	OIL & GAS PRODUCERS - 8.2%
2,925	Antero Resources Corporation(a)	104,218
2,950	APA Corporation	90,064
2,250	Cheniere Energy, Inc.	355,028
1,275	Chesapeake Energy Corporation	115,936
400	Chord Energy Corporation	74,164
975	Civitas Resources, Inc.	71,721
7,325	Coterra Energy, Inc.	208,909
6,175	Devon Energy Corporation	303,069
1,700	Diamondback Energy, Inc.	338,742
5,700	EOG Resources, Inc.	709,934
38,475	Exxon Mobil Corporation	4,511,578
2,250	Hess Midstream, L.P., Class A	78,188
1,925	HF Sinclair Corporation	106,318
21,625	Kinder Morgan, Inc.	421,471
5,575	Marathon Oil Corporation	161,452
1,150	Matador Resources Company	72,968
1,475	Murphy Oil Corporation	63,115
200	Murphy USA, Inc.	87,750
1,975	New Fortress Energy, Inc.	50,066
8,500	Occidental Petroleum Corporation	531,249
5,725	ONEOK, Inc.	463,725
2,625	Ovintiv, Inc.	135,634

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 8.2% (Continued)
7,500	Permian Resources Corporation	$122,925
2,325	Range Resources Corporation	85,816
10,675	Southwestern Energy Company(a)	80,383
2,175	Targa Resources Corporation	257,150
3,275	Valero Energy Corporation	514,634
		10,116,207
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
9,775	Baker Hughes Company	327,267
8,650	Halliburton Company	317,455
1,400	Noble Corp plc	65,044
3,900	NOV, Inc.	73,398
14,100	Schlumberger Ltd.	647,049
700	Weatherford International plc(a)	84,238
		1,514,451
	PUBLISHING & BROADCASTING - 0.1%
5,725	News Corporation, Class A	155,663

	RENEWABLE ENERGY - 0.4%
1,300	Enphase Energy, Inc.(a)	166,270
1,025	First Solar, Inc.(a)	278,554
		444,824
	RESIDENTIAL REIT - 1.1%
3,550	American Homes 4 Rent, Class A	127,942
1,050	Camden Property Trust	107,783
1,825	Equity LifeStyle Properties, Inc.	114,555
3,725	Equity Residential	242,237
625	Essex Property Trust, Inc.	162,369
6,000	Invitation Homes, Inc.	208,740
1,150	Mid-America Apartment Communities, Inc.	153,767
1,225	Sun Communities, Inc.	144,538
3,200	UDR, Inc.	123,584
		1,385,515
	RETAIL - CONSUMER STAPLES - 0.8%
5,600	Albertsons Companies, Inc., Class A	115,584

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
1,300	BJ’s Wholesale Club Holdings, Inc.(a)	$114,491
350	Casey’s General Stores, Inc.	116,123
2,175	Dollar General Corporation	297,778
2,125	Dollar Tree, Inc.(a)	250,644
550	Five Below, Inc.(a)	75,972
		970,592
	RETAIL - DISCRETIONARY - 5.6%
400	AutoNation, Inc.(a)	68,100
150	AutoZone, Inc.(a)	415,490
350	Avis Budget Group, Inc.	39,806
1,175	Builders FirstSource, Inc.(a)	188,928
625	Burlington Stores, Inc.(a)	150,031
1,525	CarMax, Inc.(a)	107,147
1,900	Carvana Company(a)	189,962
150	Dillard’s, Inc., Class A	67,103
1,050	Floor & Decor Holdings, Inc., Class A(a)	122,703
1,375	Genuine Parts Company	198,193
9,750	Home Depot, Inc. (The)	3,264,982
275	Lithia Motors, Inc.	69,614
575	O’Reilly Automotive, Inc.(a)	553,874
650	Penske Automotive Group, Inc.	98,865
11,000	TJX Companies, Inc. (The)	1,134,099
600	Williams-Sonoma, Inc.	175,932
		6,844,829
	RETAIL REIT - 0.7%
975	Agree Realty Corporation	59,241
2,950	Brixmor Property Group, Inc.	66,405
825	Federal Realty Investment Trust	83,284
1,775	NNN REIT, Inc.	74,142
1,875	Regency Centers Corporation	115,125
3,225	Simon Property Group, Inc.	487,974
		886,171
	SELF-STORAGE REIT - 0.7%
2,200	CubeSmart	93,082

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SELF-STORAGE REIT - 0.7% (Continued)
2,050	Extra Space Storage, Inc.	$296,779
1,700	Public Storage	465,510
		855,371
	SEMICONDUCTORS - 10.2%
2,375	Amkor Technology, Inc.	77,401
4,500	Broadcom, Inc.	5,978,474
1,475	Coherent Corporation(a)	84,164
1,450	Entegris, Inc.	183,208
5,400	GLOBALFOUNDRIES, Inc.(a)	264,600
1,325	KLA Corporation	1,006,376
1,325	Lattice Semiconductor Corporation(a)	98,368
700	MACOM Technology Solutions Holdings, Inc.(a)	70,798
8,475	Marvell Technology, Inc.	583,164
5,325	Microchip Technology, Inc.	517,750
650	MKS Instruments, Inc.	82,284
475	Monolithic Power Systems, Inc.	349,424
4,225	ON Semiconductor Corporation(a)	308,594
475	Onto Innovation, Inc.(a)	102,933
950	Qorvo, Inc.(a)	93,471
10,900	QUALCOMM, Inc.	2,224,144
1,075	Rambus, Inc.(a)	59,405
1,575	Skyworks Solutions, Inc.	145,940
1,500	Teradyne, Inc.	211,410
450	Universal Display Corporation	79,065
		12,520,973
	SOFTWARE - 7.2%
825	Altair Engineering, Inc., Class A(a)	72,047
825	ANSYS, Inc.(a)	261,896
350	Appfolio, Inc., Class A(a)	79,912
600	Aspen Technology, Inc.(a)	126,390
3,150	Bentley Systems, Inc., Class B	158,256
975	BILL Holdings, Inc.(a)	50,749
5,875	CCC Intelligent Solutions Holdings, Inc.(a)	65,683
3,275	Cloudflare, Inc., Class A(a)	221,685

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 7.2% (Continued)
650	Concentrix Corporation	$39,865
3,100	Confluent, Inc., Class A(a)	80,507
3,225	Datadog, Inc., Class A(a)	355,331
1,550	Dayforce, Inc.(a)	76,663
2,000	DocuSign, Inc.(a)	109,480
1,675	DoubleVerify Holdings, Inc.(a)	30,485
2,900	Dynatrace, Inc.(a)	132,617
975	Elastic N.V.(a)	101,449
7,450	Fortinet, Inc.(a)	441,933
2,925	Freshworks, Inc.(a)	37,674
6,225	Gen Digital, Inc.	154,567
1,550	Gitlab, Inc.(a)	73,145
800	Guidewire Software, Inc.(a)	91,136
500	HubSpot, Inc.(a)	305,525
2,800	Informatica, Inc., Class A(a)	80,780
2,625	Klaviyo, Inc.(a)	59,430
600	Manhattan Associates, Inc.(a)	131,724
175	MicroStrategy, Inc., Class A(a)	266,786
725	MongoDB, Inc.(a)	171,144
2,300	Nutanix, Inc., Class A(a)	127,225
1,600	Okta, Inc.(a)	141,888
21,925	Palantir Technologies, Inc., Class A(a)	475,333
3,150	Palo Alto Networks, Inc.(a)	928,966
550	Paycom Software, Inc.	79,926
525	Paylocity Holding Corporation(a)	74,639
1,375	Procore Technologies, Inc.(a)	92,304
350	Qualys, Inc.(a)	49,217
1,025	Roper Technologies, Inc.	546,078
5,100	Samsara, Inc., Class A(a)	173,043
2,975	SentinelOne, Inc.(a)	50,069
3,200	Snowflake, Inc.(a)	435,775
350	SPS Commerce, Inc.(a)	65,832
2,425	SS&C Technologies Holdings, Inc.	150,471
1,500	Synopsys, Inc.(a)	841,199

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 7.2% (Continued)
400	Tyler Technologies, Inc.(a)	$192,144
5,625	UiPath, Inc., Class A(a)	68,963
3,800	Unity Software, Inc.(a)	69,426
1,550	Veeva Systems, Inc., Class A(a)	270,088
3,725	ZoomInfo Technologies, Inc., Class A(a)	45,743
1,475	Zscaler, Inc.(a)	250,691
		8,905,879
	SPECIALTY FINANCE - 0.4%
125	Credit Acceptance Corporation(a)	61,354
57,550	Federal National Mortgage Association(a)	89,203
19,250	Rocket Companies, Inc.(a)	267,574
15,400	UWM Holdings Corporation	113,498
		531,629
	SPECIALTY REIT - 0.1%
1,000	Lamar Advertising Company, Class A	118,110

	STEEL - 0.6%
2,350	Nucor Corporation	396,797
550	Reliance, Inc.	165,429
1,525	Steel Dynamics, Inc.	204,152
		766,378
	TECHNOLOGY HARDWARE - 2.1%
3,025	Arista Networks, Inc.(a)	900,391
525	Arrow Electronics, Inc.(a)	68,938
1,400	Ciena Corporation(a)	67,438
925	Dolby Laboratories, Inc., Class A	74,934
575	F5, Inc.(a)	97,158
4,025	Flex Ltd.(a)	133,348
1,200	Jabil, Inc.	142,680
3,150	Juniper Networks, Inc.	112,361
2,000	NetApp, Inc.	240,860
575	Super Micro Computer, Inc.(a)	451,093
575	Ubiquiti, Inc.	82,317

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 2.1% (Continued)
3,150	Western Digital Corporation(a)	$237,164
		2,608,682
	TECHNOLOGY SERVICES - 4.1%
3,100	Affirm Holdings, Inc.(a)	90,737
1,150	Amdocs Ltd.	90,850
3,975	Automatic Data Processing, Inc.	973,556
200	CACI International, Inc., Class A(a)	84,896
1,300	CDW Corporation	290,706
2,400	Coinbase Global, Inc., Class A(a)	542,208
700	Corpay, Inc.(a)	187,369
4,025	CoStar Group, Inc.(a)	314,634
575	EPAM Systems, Inc.(a)	102,310
1,200	Equifax, Inc.	277,668
225	Fair Isaac Corporation(a)	290,234
1,775	Genpact Ltd.	58,682
725	Jack Henry & Associates, Inc.	119,393
375	MarketAxess Holdings, Inc.	74,599
775	MSCI, Inc.	383,765
3,525	Paychex, Inc.	423,564
500	Science Applications International Corporation	67,325
900	Shift4 Payments, Inc.(a)	60,552
5,425	Toast, Inc., Class A(a)	131,448
1,400	Verisk Analytics, Inc.	353,892
400	WEX, Inc.(a)	74,928
		4,993,316
	TIMBER REIT - 0.2%
7,075	Weyerhaeuser Company	212,462

	TRANSPORTATION & LOGISTICS - 3.6%
1,125	CH Robinson Worldwide, Inc.	97,166
19,325	CSX Corporation	652,218
6,275	Delta Air Lines, Inc.	320,151
1,375	Expeditors International of Washington, Inc.	166,238
2,250	FedEx Corporation	571,409

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.6% (Continued)
1,175	GXO Logistics, Inc.(a)	$59,020
1,025	JB Hunt Transport Services, Inc.	164,769
1,600	Knight-Swift Transportation Holdings, Inc.	77,200
350	Landstar System, Inc.	63,711
2,225	Norfolk Southern Corporation	500,180
2,100	Old Dominion Freight Line, Inc.	368,025
250	Saia, Inc.(a)	102,370
8,250	United Parcel Service, Inc.	1,146,172
1,125	XPO, Inc.(a)	120,353
		4,408,982
	TRANSPORTATION EQUIPMENT - 0.4%
5,125	PACCAR, Inc.	550,938

	WHOLESALE - CONSUMER STAPLES - 0.6%
1,400	Bunge Global S.A.	150,626
1,525	Performance Food Group Company(a)	106,140
4,800	Sysco Corporation	349,536
2,400	US Foods Holding Corporation(a)	126,792
		733,094
	WHOLESALE - DISCRETIONARY - 0.5%
9,350	Copart, Inc.(a)	496,111
375	Pool Corporation	136,331
		632,442

	TOTAL COMMON STOCKS (Cost $123,794,237)	122,043,942

	TOTAL INVESTMENTS - 99.0% (Cost $123,794,237)	$122,043,942
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,204,528
	NET ASSETS - 100.0%	$123,248,470

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

	Inspire Global Hope ETF	Inspire Small/Mid Cap ETF	Inspire Corporate Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$98,320,583	$175,785,646	$310,382,434	$294,215,824
At value (includes securities on loan with a market value of $1,310,516, $3,734,528, $133,971, $0)	$107,869,656	$187,560,913	$305,248,829	$317,344,985
Cash	867,704	1,596,572	10,585,392	790,631
Foreign currencies (Cost $64,837, $0, $0 and $0, respectively)	64,948	—	—	—
Receivable for investments sold	—	—	82	—
Dividends and interest receivable	205,260	164,787	3,427,406	211,890
Reclaims receivable	369,622	—	—	2,700
Receivable for fund shares sold	—	—	—	6,508,947
Prepaid expenses	—	3,008	3,468	4,794
TOTAL ASSETS	109,377,190	189,325,280	319,265,177	324,863,947

LIABILITIES
Payable for investments purchased	—	—	10,155,328	6,508,947
Securities lending collateral payable	1,314,780	3,802,512	136,500	—
Payable for Fund shares repurchased	—	—	15,705	—
Investment advisory fees payable	27,927	45,119	75,520	67,502
Payable to related parties	6,194	17,506	28,851	22,250
Accrued expenses and other liabilities	83,522	59,205	121,857	56,314
TOTAL LIABILITIES	1,432,423	3,916,866	10,533,761	6,655,013
NET ASSETS	$107,944,767	$185,400,938	$308,731,416	$318,208,934

Net Assets Consist Of:
Paid in capital	$82,223,930	$172,962,968	$333,083,149	$315,247,925
Accumulated earnings (deficit)	25,720,837	12,437,970	(24,351,733)	2,961,009
NET ASSETS	$107,944,767	$185,400,938	$308,731,416	$318,208,934

Net Asset Value Per Share:
Net Assets	$107,944,767	$185,400,938	$308,731,416	$318,208,934
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,900,000	5,250,000	13,300,000	8,450,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$37.22	$35.31	$23.21	$37.66

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
May 31, 2024

	Inspire International ETF	Inspire Tactical Balanced ETF	Inspire Momentum ETF	Inspire Fidelis Multi Factor ETF	Inspire 500 ETF
ASSETS
Investment securities:
At cost	$272,248,005	$80,162,818	$54,930,617	$78,946,943	$123,794,237
At value (includes securities on loan with a market value of $6,476,568, $0, $0, $713,579, $0)	$299,079,264	$87,658,118	$62,791,476	$82,194,514	$122,043,942
Cash	2,226,900	364,202	703,821	1,658,550	1,061,138
Foreign currencies (Cost $331,262, $0, $0, $0 and $0, respectively)	331,903	—	—	—	—
Dividends and interest receivable	712,148	74,907	58,661	99,275	155,663
Reclaims receivable	904,338	3,811	543	12,474	—
Prepaid expenses	1,888	324	1,812	—	—
TOTAL ASSETS	303,256,441	88,101,362	63,556,313	83,964,813	123,260,743

LIABILITIES
Securities lending collateral payable	8,414,377	—	—	720,391	—
Investment advisory fees payable	112,608	37,953	24,534	31,773	12,273
Payable to related parties	20,207	6,185	1,646	3,187	—
Accrued expenses and other liabilities	75,411	36,061	20,666	30,389	—
TOTAL LIABILITIES	8,622,603	80,199	46,846	785,740	12,273
NET ASSETS	$294,633,838	$88,021,163	$63,509,467	$83,179,073	$123,248,470

Net Assets Consist Of:
Paid in capital	$277,203,164	$93,673,108	$59,146,906	$70,543,794	$124,543,471
Accumulated earnings (deficit)	17,430,674	(5,651,945)	4,362,561	12,635,279	(1,295,001)
NET ASSETS	$294,633,838	$88,021,163	$63,509,467	$83,179,073	$123,248,470

Net Asset Value Per Share:
Net Assets	$294,633,838	$88,021,163	$63,509,467	$83,179,073	$123,248,470
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,700,000	3,425,000	2,100,000	2,725,000	625,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$30.37	$25.70	$30.24	$30.52	$197.20

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2024

	Inspire Global Hope ETF	Inspire Small/Mid Cap ETF	Inspire Corporate Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$2,083,316	$1,620,384	$—	$2,501,498
Interest	8,812	26,699	5,901,474	13,420
Securities lending income	6,196	77,781	138	4
Less: Foreign withholding taxes	(218,876)	(426)	—	—
TOTAL INVESTMENT INCOME	1,879,448	1,724,438	5,901,612	2,514,922

EXPENSES
Investment advisory fees	232,654	267,408	388,228	508,133
Administrative services	59,154	66,413	111,030	101,173
Custodian fees	53,568	48,231	13,800	22,203
Printing and postage expenses	11,479	12,283	20,000	18,755
Professional fees	8,463	7,324	10,801	12,014
Audit fees	8,230	8,230	7,750	7,975
Legal fees	8,025	8,096	8,001	7,499
Transfer agent fees	7,340	6,680	6,601	4,252
Trustees fees and expenses	7,337	7,337	6,400	6,147
Insurance expense	2,101	2,000	2,849	3,100
Other Expenses	6,150	6,745	4,500	5,555
TOTAL EXPENSES	404,501	440,747	579,960	696,806

Less: Fees waived by the Adviser	—	—	—	(103,906)
NET EXPENSES	404,501	440,747	579,960	592,900

NET INVESTMENT INCOME	1,474,947	1,283,691	5,321,652	1,922,022

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	17,652,566	5,146,682	—	24,248,186
Investments	7,400,470	5,801,492	(1,056,215)	2,541,234
Foreign currency transactions	(10,672)	—	—	—
	25,042,364	10,948,174	(1,056,215)	26,789,420

Net change in unrealized appreciation (depreciation) on:
Investments	(6,201,726)	11,740,487	2,826,982	20,935,057
Foreign currency translations	(3,887)	—	—	—
	(6,205,613)	11,740,487	2,826,982	20,935,057

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,836,751	22,688,661	1,770,767	47,724,477

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,311,698	$23,972,352	$7,092,419	$49,646,499

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended May 31, 2024

	Inspire International ETF	Inspire Tactical Balanced ETF	Inspire Momentum ETF	Inspire Fidelis Multi Factor ETF	Inspire 500 ETF *
INVESTMENT INCOME
Dividends	$5,378,458	$892,331	$461,469	$742,159	$266,540
Interest	16,914	7,676	12,453	—	—
Securities lending income	24,330	762	—	12,400	—
Reclaims receivable	405,292	—	—	—	—
Less: Foreign withholding taxes	(1,123,578)	(7,561)	—	(11,261)	—
TOTAL INVESTMENT INCOME	4,701,416	893,208	473,922	743,298	266,540

EXPENSES
Investment advisory fees	581,383	223,288	172,240	183,024	15,832
Administrative services	85,021	34,298	34,001	35,973	—
Custodian fees	83,914	11,755	7,795	12,272	—
Printing and postage expenses	13,260	7,633	9,070	7,319	—
Professional fees	9,746	6,510	5,442	5,996	—
Transfer agent fees	8,295	5,527	5,442	5,442	—
Audit fees	8,230	8,230	8,230	8,230	—
Legal fees	7,926	7,658	8,534	7,573	—
Trustees fees and expenses	7,167	7,167	7,337	7,252	—
Insurance expense	2,399	1,651	1,350	1,501	—
Other Expenses	7,935	4,790	5,130	5,555	—
TOTAL EXPENSES	815,276	318,507	264,571	280,137	15,832

Less: Fees waived by the Adviser	—	—	(52,197)	—	—
NET EXPENSES	815,276	318,507	212,374	280,137	15,832

NET INVESTMENT INCOME	3,886,140	574,701	261,548	463,161	250,708

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	1,105,674	813,982	902,152	24,614	200,591
Investments	5,849,932	1,755,429	1,393,918	10,704,654	3,995
Foreign currency transactions	(26,037)	(69)	—	(25)	—
	6,929,569	2,569,342	2,296,070	10,729,243	204,586

Net change in unrealized appreciation (depreciation) on:
Investments	13,630,515	4,772,627	6,770,390	(1,655,951)	(1,750,295)
Foreign currency translations	(10,047)	(14)	(3)	(24)	—
	13,620,468	4,772,613	6,770,387	(1,655,975)	(1,750,295)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	20,550,037	7,341,955	9,066,457	9,073,268	(1,545,709)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,436,177	$7,916,656	$9,328,005	$9,536,429	$(1,295,001)

*	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$1,474,947	$2,805,100
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	25,042,364	(2,940,962)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,205,613)	8,378,731
Net increase in net assets resulting from operations	20,311,698	8,242,869

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,320,850)	(2,630,640)
Net decrease in net assets resulting from distributions to shareholders	(1,320,850)	(2,630,640)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	25,848,597
Cost of shares redeemed	(77,821,873)	(1,594,985)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(77,821,873)	24,253,612

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,831,025)	29,865,841

NET ASSETS
Beginning of Period	166,775,792	136,909,951
End of Period	$107,944,767	$166,775,792

SHARE ACTIVITY
Shares Sold	—	800,000
Shares Redeemed	(2,100,000)	(50,000)
Net increase (decrease) in shares of beneficial interest outstanding	(2,100,000)	750,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$1,283,691	$1,898,514
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	10,948,174	(4,035,381)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	11,740,487	(1,610,631)
Net increase (decrease) in net assets resulting from operations	23,972,352	(3,747,498)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,104,870)	(1,603,670)
Net decrease in net assets resulting from distributions to shareholders	(1,104,870)	(1,603,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,236,206	80,203,159
Cost of shares redeemed	(23,734,001)	(30,933,514)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(6,497,795)	49,269,645

TOTAL INCREASE IN NET ASSETS	16,369,687	43,918,477

NET ASSETS
Beginning of Period	169,031,251	125,112,774
End of Period	$185,400,938	$169,031,251

SHARE ACTIVITY
Shares Sold	500,000	2,500,000
Shares Redeemed	(700,000)	(1,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	(200,000)	1,500,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$5,321,652	$8,236,898
Net realized loss on in-kind redemptions and investments	(1,056,215)	(6,487,434)
Net change in unrealized appreciation on investments	2,826,982	6,281,553
Net increase in net assets resulting from operations	7,092,419	8,031,017

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(5,317,870)	(8,091,080)
Net decrease in net assets resulting from distributions to shareholders	(5,317,870)	(8,091,080)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	74,296,161	85,503,385
Cost of shares redeemed	—	(75,795,197)
Net increase in net assets resulting from shares of beneficial interest	74,296,161	9,708,188

TOTAL INCREASE IN NET ASSETS	76,070,710	9,648,125

NET ASSETS
Beginning of Period	232,660,706	223,012,581
End of Period	$308,731,416	$232,660,706

SHARE ACTIVITY
Shares Sold	3,200,000	3,700,000
Shares Redeemed	—	(3,300,000)
Net increase in shares of beneficial interest outstanding	3,200,000	400,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$1,922,022	$3,062,442
Net realized gain (loss) on in-kind redemptions and investments	26,789,420	(7,515,881)
Net change in unrealized appreciation on investments	20,935,057	17,186,146
Net increase in net assets resulting from operations	49,646,499	12,732,707

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,930,200)	(2,666,835)
Net decrease in net assets resulting from distributions to shareholders	(1,930,200)	(2,666,835)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	67,627,094	90,845,213
Cost of shares redeemed	(105,671,587)	(69,911,978)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(38,044,493)	20,933,235

TOTAL INCREASE IN NET ASSETS	9,671,806	30,999,107

NET ASSETS
Beginning of Period	308,537,128	277,538,021
End of Period	$318,208,934	$308,537,128

SHARE ACTIVITY
Shares Sold	1,850,000	2,900,000
Shares Redeemed	(2,850,000)	(2,200,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,000,000)	700,000

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$3,886,140	$4,687,095
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	6,929,569	(4,080,697)
Net change in unrealized appreciation on investments and foreign currency translations	13,620,468	13,215,883
Net increase in net assets resulting from operations	24,436,177	13,822,281

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,247,910)	(4,410,875)
Net decrease in net assets resulting from distributions to shareholders	(2,247,910)	(4,410,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	50,527,062	95,494,607
Cost of shares redeemed	(5,770,831)	(18,045,544)
Net increase in net assets resulting from shares of beneficial interest	44,756,231	77,449,063

TOTAL INCREASE IN NET ASSETS	66,944,498	86,860,469

NET ASSETS
Beginning of Period	227,689,340	140,828,871
End of Period	$294,633,838	$227,689,340

SHARE ACTIVITY
Shares Sold	1,700,000	3,500,000
Shares Redeemed	(200,000)	(650,000)
Net increase in shares of beneficial interest outstanding	1,500,000	2,850,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$574,701	$2,301,321
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	2,569,342	(786,475)
Distributions of capital gains from underlying investment companies	—	187
Net change in unrealized appreciation on investments	4,772,613	1,719,431
Net increase in net assets resulting from operations	7,916,656	3,234,464

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(713,797)	(2,555,168)
Net decrease in net assets resulting from distributions to shareholders	(713,797)	(2,555,168)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,100,638	3,449,743
Cost of shares redeemed	(5,712,788)	(26,432,473)
Net decrease in net assets resulting from shares of beneficial interest	(2,612,150)	(22,982,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,590,709	(22,303,434)

NET ASSETS
Beginning of Period	83,430,454	105,733,888
End of Period	$88,021,163	$83,430,454

SHARE ACTIVITY
Shares Sold	125,000	150,000
Shares Redeemed	(225,000)	(1,150,000)
Net decrease in shares of beneficial interest outstanding	(100,000)	(1,000,000)

See accompanying notes to financial statements.

Inspire Momentum ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$261,548	$513,918
Net realized gain on in-kind redemptions, investments and foreign currency transactions	2,296,070	2,439,617
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,770,387	(312,533)
Net increase in net assets resulting from operations	9,328,005	2,641,002

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(226,110)	(445,820)
Net decrease in net assets resulting from distributions to shareholders	(226,110)	(445,820)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	14,891,212	20,970,873
Cost of shares redeemed	(5,579,341)	(18,352,614)
Net increase in net assets resulting from shares of beneficial interest	9,311,871	2,618,259

TOTAL INCREASE IN NET ASSETS	18,413,766	4,813,441

NET ASSETS
Beginning of Period	45,095,701	40,282,260
End of Period	$63,509,467	$45,095,701

SHARE ACTIVITY
Shares Sold	525,000	875,000
Shares Redeemed	(200,000)	(775,000)
Net increase in shares of beneficial interest outstanding	325,000	100,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS
Net investment income	$463,161	$641,466
Net realized gain on in-kind redemptions, investments and foreign currency transactions	10,729,243	1,345,813
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,655,975)	1,175,033
Net increase in net assets resulting from operations	9,536,429	3,162,312

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(519,145)	(464,685)
Net decrease in net assets resulting from distributions to shareholders	(519,145)	(464,685)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,385,620	23,509,996
Cost of shares redeemed	(5,802,612)	(2,544,140)
Net increase in net assets resulting from shares of beneficial interest	3,583,008	20,965,856

TOTAL INCREASE IN NET ASSETS	12,600,292	23,663,483

NET ASSETS
Beginning of Period	70,578,781	46,915,298
End of Period	$83,179,073	$70,578,781

SHARE ACTIVITY
Shares Sold	325,000	900,000
Shares Redeemed	(200,000)	(100,000)
Net increase in shares of beneficial interest outstanding	125,000	800,000

See accompanying notes to financial statements.

Inspire 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
May 31, 2024 (a)
FROM OPERATIONS
Net investment income	$250,708
Net realized gain on in-kind redemptions, investments and foreign currency transactions	204,586
Net change in unrealized depreciation on investments and foreign currency translations	(1,750,295)
Net decrease in net assets resulting from operations	(1,295,001)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	—
Net decrease in net assets resulting from distributions to shareholders	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	134,347,028
Cost of shares redeemed	(9,803,557)
Net increase in net assets resulting from shares of beneficial interest	124,543,471

TOTAL INCREASE IN NET ASSETS	123,248,470

NET ASSETS
Beginning of Period	—
End of Period	$123,248,470

SHARE ACTIVITY
Shares Sold	675,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	625,000

(a)	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$33.36		$32.21	$38.68		$32.12	$29.21	$26.20

Activity from investment operations:
Net investment income (1)	0.34		0.61	0.57		0.78	0.50	0.67
Net realized and unrealized gain (loss) on investments	3.79		1.11	(3.62)		6.46	2.96	3.08
Total from investment operations	4.13		1.72	(3.05)		7.24	3.46	3.75

Less distributions from:
Net investment income	(0.27)		(0.57)	(0.52)		(0.68)	(0.52)	(0.58)
Net realized gains	—		—	(2.90)		—	(0.03)	(0.16)
Total distributions	(0.27)		(0.57)	(3.42)		(0.68)	(0.55)	(0.74)

Net asset value, end of period	$37.22		$33.36	$32.21		$38.68	$32.12	$29.21

Total return (3)	12.41	% (7)	5.43%	(8.59)%		22.63%	12.35%	14.60%

Net assets, at end of period (000s)	$107,945		$166,776	$136,910		$137,329	$120,453	$160,673

Ratio of gross expenses to average net assets	0.52	% (6)	0.56%	0.61	% (5)	0.49%	0.61%	0.52	% (5)
Ratio of net expenses to average net assets	0.52	% (6)	0.56%	0.61	% (4)	0.49%	0.61%	0.54	% (4)
Ratio of net investment income to average net assets	1.91	% (6)	1.87%	1.74%		2.08%	1.82%	2.42%

Portfolio Turnover Rate (2)	24	% (7)	41%	51%		94%	36%	22%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019
Net asset value, beginning of period	$31.01		$31.67	$36.13	$27.74		$27.56		$26.73

Activity from investment operations:
Net investment income (1)	0.24		0.40	0.38	0.38		0.37		0.32
Net realized and unrealized gain (loss) on investments	4.27		(0.72)	(1.46)	8.32		0.13	(4)	1.29
Total from investment operations	4.51		(0.32)	(1.08)	8.70		0.50		1.61

Less distributions from:
Net investment income	(0.21)		(0.34)	(0.32)	(0.31)		(0.31)		(0.22)
Net realized gains	—		—	(3.00)	—		(0.01)		(0.56)
Return of capital	—		—	(0.06)	—		—		—
Total distributions	(0.21)		(0.34)	(3.38)	(0.31)		(0.32)		(0.78)

Net asset value, end of period	$35.31		$31.01	$31.67	$36.13		$27.74		$27.56

Total return (3)	14.56	% (8)	(0.98)%	(3.34)%	31.44%		2.12%		6.42%

Net assets, at end of period (000s)	$185,401		$169,031	$125,113	$124,658		$85,988		$99,226

Ratio of gross expenses to average net assets	0.49	% (7)	0.53%	0.54%	0.48	% (6)	0.57	% (6)	0.64%
Ratio of net expenses to average net assets	0.49	% (7)	0.53%	0.54%	0.52	% (5)	0.60	% (5)	0.60%
Ratio of net investment income to average net assets	1.44	% (7)	1.30%	1.21%	1.08%		1.53%		1.24%

Portfolio Turnover Rate (2)	19	% (8)	44%	43%	168%		92%		42%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$23.04		$22.99	$25.89	$26.48	$25.69	$24.18

Activity from investment operations:
Net investment income (1)	0.47		0.79	0.37	0.27	0.45	0.64
Net realized and unrealized gain (loss) on investments	0.17		0.03 (6)	(2.85)	(0.57)	0.86	1.49
Total from investment operations	0.64		0.82	(2.48)	(0.30)	1.31	2.13

Less distributions from:
Net investment income	(0.47)		(0.77)	(0.35)	(0.29)	(0.44)	(0.62)
Net realized gains	—		—	(0.07)	—	(0.08)	—
Total distributions	(0.47)		(0.77)	(0.42)	(0.29)	(0.52)	(0.62)

Net asset value, end of period	$23.21		$23.04	$22.99	$25.89	$26.48	$25.69

Total return (3)	2.80	% (8)	3.62%	(9.64)%	(1.15)%	5.16%	8.91%

Net assets, at end of period (000s)	$308,731		$232,661	$223,013	$238,225	$166,829	$138,723

Ratio of gross expenses to average net assets	0.45	% (7)	0.44%	0.45%	0.44%	0.49%	0.50	% (5)
Ratio of net expenses to average net assets	0.45	% (7)	0.44%	0.45%	0.44%	0.49%	0.58	% (4)
Ratio of net investment income to average net assets	4.11	% (7)	3.43%	1.56%	1.04%	1.75%	2.52%

Portfolio Turnover Rate (2)	15	% (8)	45%	47%	126%	35%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(6)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of period	$32.65		$31.72	$44.17	$35.98	$29.52	$26.06

Activity from investment operations:
Net investment income (1)	0.21		0.34	0.35	0.43	0.41	0.43
Net realized and unrealized gain (loss) on investments	5.01		0.89	(5.81)	8.39	6.43	3.35
Total from investment operations	5.22		1.23	(5.46)	8.82	6.84	3.78

Less distributions from:
Net investment income	(0.21)		(0.30)	(0.33)	(0.43)	(0.38)	(0.31)
Net realized gains	—		—	(6.66)	(0.20)	—	(0.01)
Total distributions	(0.21)		(0.30)	(6.99)	(0.63)	(0.38)	(0.32)

Net asset value, end of period	$37.66		$32.65	$31.72	$44.17	$35.98	$29.52

Total return (3)	15.99	% (7)	3.91%	(14.69)%	24.79%	23.50%	14.64%

Net assets, at end of period (000s)	$318,209		$308,537	$277,538	$295,962	$149,320	$92,986

Ratio of gross expenses to average net assets (4)	0.41	% (6)	0.43%	0.45%	0.42%	0.48%	0.57%
Ratio of net expenses to average net assets	0.35	% (6)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.13	% (6)	1.06%	1.05%	1.04%	1.31%	1.59%

Portfolio Turnover Rate (2)	18	% (7)	33%	28%	100%	60%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$27.77		$26.32	$33.64	$29.40	$26.51	$25.00

Activity from investment operations:
Net investment income (loss) (2)	0.44		0.70	0.61	0.81	0.36	(0.05)
Net realized and unrealized gain (loss) on investments	2.43		1.38	(3.36)	4.22	2.81	1.56
Total from investment operations	2.87		2.08	(2.75)	5.03	3.17	1.51

Less distributions from:
Net investment income	(0.27)		(0.63)	(0.60)	(0.79)	(0.28)	—
Net realized gains	—		—	(3.97)	—	—	—
Total distributions	(0.27)		(0.63)	(4.57)	(0.79)	(0.28)	—

Net asset value, end of period	$30.37		$27.77	$26.32	$33.64	$29.40	$26.51

Total return (4)	10.36	% (6)	8.01%	(9.32)%	17.11%	12.29%	6.04	% (6)

Net assets, at end of period (000s)	$294,634		$227,689	$140,829	$111,009	$77,902	$11,930

Ratio of net expenses to average net assets (5)	0.63	% (5)	0.73%	0.80%	0.69%	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (5)	3.00	% (5)	2.55%	2.29%	2.38%	1.44%	(1.16)%

Portfolio Turnover Rate (3)	17	% (6)	37%	61%	106%	27%	0	% (6)

(1)	The Inspire International ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$23.67		$23.37	$30.09	$26.26	$25.00

Activity from investment operations:
Net investment income (2)	0.16		0.57	0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	2.07		0.34	(4.22)	4.93	1.21
Total from investment operations	2.23		0.91	(4.01)	5.13	1.29

Less distributions from:
Net investment income	(0.20)		(0.61)	(0.11)	(0.25)	(0.03)
Net realized gains	—		—	(2.60)	(1.05)	—
Total distributions	(0.20)		(0.61)	(2.71)	(1.30)	(0.03)

Net asset value, end of period	$25.70		$23.67	$23.37	$30.09	$26.26

Total return (4)	9.44	% (6)	4.03%	(14.63)%	20.49%	5.18	% (6)

Net assets, at end of period (000s)	$88,021		$83,430	$105,734	$109,824	$71,552

Ratio of net expenses to average net assets (5)	0.71	% (5)	0.71%	0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	1.29	% (5)	2.46%	0.84%	0.70%	0.81%

Portfolio Turnover Rate (3)	22	% (6)	314%	469%	114%	282	% (6)

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$25.41		$24.05	$29.30	$25.00

Activity from investment operations:
Net investment income (2)	0.13		0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	4.82		1.33	(4.21)	4.26
Total from investment operations	4.95		1.60	(3.93)	4.34

Less distributions from:
Net investment income	(0.12)		(0.24)	(0.24)	(0.04)
Net realized gains	—		—	(1.08)	—
Total distributions	(0.12)		(0.24)	(1.32)	(0.04)

Net asset value, end of period	$30.24		$25.41	$24.05	$29.30

Total return (4)	19.55	% (6)	6.72%	(13.89)%	17.35	% (6)

Net assets, at end of period (000s)	$63,509		$45,096	$40,282	$43,944

Ratio of gross expenses to average net assets (5)	1.00	% (5)	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80	% (5)	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	0.99	% (5)	1.11%	1.18%	0.27%

Portfolio Turnover Rate (3)	41	% (6)	11%	95%	270	% (6)

(1)	The Inspire Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2024		Year Ended	Period Ended
	(Unaudited)		November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$27.15		$26.06	$25.00

Activity from investment operations:
Net investment income (2)	0.17		0.30	0.03
Net realized and unrealized gain on investments	3.39		1.01	1.05
Total from investment operations	3.56		1.31	1.08

Less distributions from:
Net investment income	(0.19)		(0.22)	(0.02)
Total distributions	(0.19)		(0.22)	(0.02)

Net asset value, end of period	$30.52		$27.15	$26.06

Total return (4)	13.14	% (6)	5.09%	4.33	% (6)

Net assets, at end of period (000s)	$83,179		$70,579	$46,915

Ratio of net expenses to average net assets (5)	0.69	% (5)	0.76%	1.09%
Ratio of net investment income to average net assets (5)	1.14	% (5)	1.13%	0.48%

Portfolio Turnover Rate (3)	150	% (6)	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$200.00

Activity from investment operations:
Net investment income (2)	0.51
Net realized and unrealized loss on investments	(3.31)
Total from investment operations	(2.80)

Net asset value, end of period	$197.20

Total return (4)	(1.40	)% (6)

Net assets, at end of period (000s)	$123,248

Ratio of net expenses to average net assets (5)	0.09	% (5)
Ratio of net investment income to average net assets (5)	1.38	% (5)

Portfolio Turnover Rate (3)	0	% (6)

(1)	The Inspire 500 ETF commenced operations on March 25, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Momentum ETF (“GLRY”), Inspire Fidelis Multi Factor ETF (“FDLS”), and Inspire 500 ETF (“PTL”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results (before fees and expenses) of the broader U.S. midcap stock market when momentum is in favor. Effective August 9, 2024, GLRY’s investment objective seeks to outperform the results (before fees and expenses) of th broader U.S. stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. PTL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022. PTL commenced operations on March 25, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. There is no context in this report for Inspire Impact scores. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$106,294,908	$—	$—		$106,294,908
Collateral For Securities Loaned	1,314,780	—	—		1,314,780
Preferred Stock	259,968	—	—		259,968
Right	—	—	—	^	—
Total	$107,869,656	$—	$—		$107,869,656

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$183,751,088	$—	$—		$183,751,088
Rights	—	—	7,313		7,313
Money Market Fund	3,802,512	—	—		3,802,512
Total	$187,553,600	$—	$7,313		$187,560,913

IBD
Assets *	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$305,112,329	$—		$305,112,329
Collateral For Securities Loaned	136,500	—	—		136,500
Total	$136,500	$305,112,329	$—		$305,248,829

BIBL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$317,344,985	$—	$—		$317,344,985
Total	$317,344,985	$—	$—		$317,344,985

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$289,271,458	$—	$—	$289,271,458
Collateral For Securities Loaned	8,414,377	—	—	8,414,377
Preferred Stock	1,393,429	—	—	1,393,429
Total	$299,079,264	$—	$—	$299,079,264

RISN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$70,182,140	$—	$—	$70,182,140
Exchange Traded Fund	17,475,978	—	—	17,475,978
Total	$87,658,118	$—	$—	$87,658,118

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$62,791,476	$—	$—	$62,791,476
Total	$62,791,476	$—	$—	$62,791,476

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$81,474,123	$—	$—	$81,474,123
Collateral For Securities Loaned	720,391	—	—	720,391
Total	$82,194,514	$—	$—	$82,194,514

PTL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$122,043,942	$—	$—	$122,043,942
Total	$122,043,942	$—	$—	$122,043,942

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES and ISMD held Level 3 securities at the end of the year. The securities classified as Level 3 for BLES are deemed immaterial.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY, FDLS, PTL and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021 – November 30, 2023 or expected to be taken in the Funds’ November 30, 2024, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$37,127,793	$41,186,709
ISMD	$33,101,282	$32,766,138
IBD	$53,427,230	$38,071,345
BIBL	$60,997,107	$60,963,013
WWJD	$46,992,884	$42,307,957
RISN	$19,739,613	$20,017,488
GLRY	$21,910,875	$21,771,349
FDLS	$120,293,101	$121,063,541
PTL	$—	$117,250

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

For the six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$—	$74,140,555
ISMD	$17,146,540	$23,642,221
IBD	$59,486,268	$—
BIBL	$67,515,656	$105,848,921
WWJD	$43,859,648	$5,014,428
RISN	$3,093,965	$5,688,234
GLRY	$14,745,219	$5,528,852
FDLS	$9,319,903	$5,765,421
PTL	$133,441,484	$9,734,583

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser had engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY. The Sub-Advisor was paid by the Adviser, not GLRY. SevenOneSeven Capital Management, LTD is no longer the Sub-Advisor of GLRY. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended May 31, 2024, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$232,654
ISMD	0.30%	$267,408
IBD	0.30%	$388,228
BIBL	0.30%	$508,133
WWJD	0.45%	$581,383
RISN	0.50%	$223,288
GLRY	0.65%	$172,240
FDLS	0.45%	$183,024
PTL	0.09%	$15,832

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $103,906 and $52,197 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2024	11/30/2025	11/30/2026
BLES	$—	$3,420	$—
BIBL	$168,196	$279,811	$103,906
GLRY	$—	$88,117	$52,197

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

PTL’s unitary management fee is designed to pay PTL’s expenses and to compensate the Adviser for providing services for PTL. Out of the unitary management fee, the Adviser pays substantially all expenses of PTL, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired advisory fees, fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of PTL officers and Trustees, contractual indemnification of PTL service providers (other than the Adviser)). The Adviser, and not PTLs shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY, FDLS and PTL. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended May 31, 2024, the fixed and variable fees were as follows:

	FIXED FEES	VARIABLE FEES
BLES	$4,000	$—
ISMD	$2,750	$—
IBD	$4,250	$—
BIBL	$8,500	$—
WWJD	$6,000	$—
RISN	$2,250	$—
GLRY	$2,750	$—
FDLS	$2,750	$—
PTL	$12,432	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FDLS	$250	0.00%
PTL	$777	0.00%

*	The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2023, and November 30, 2022, was as follows:

For the period ended November 30, 2023:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,630,640	$—	$—	$2,630,640
Inspire Small/Mid Cap Impact ETF	1,603,670	—	—	1,603,670
Inspire Corporate Bond Impact ETF	8,091,080	—	—	8,091,080
Inspire 100 ETF	2,666,835	—	—	2,666,835
Inspire International ETF	4,410,875	—	—	4,410,875
Inspire Tactical Balanced ETF	2,555,168	—	—	2,555,168
Inspire Momentum ETF	445,820	—	—	445,820
Inspire Fidelis Multi Factor ETF	464,685	—	—	464,685

For the period ended November 30, 2022:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$4,957,965	$7,425,355	$—	$12,383,320
Inspire Small/Mid Cap Impact ETF	11,493,232	—	226,508	11,719,740
Inspire Corporate Bond Impact ETF	3,574,103	631,037	—	4,205,140
Inspire 100 ETF	13,552,964	34,395,131	—	47,948,095
Inspire International ETF	5,448,753	9,748,877	—	15,197,630
Inspire Tactical Balanced ETF	9,905,373	196,460	—	10,101,833
Inspire Momentum ETF	1,890,822	—	—	1,890,822
Inspire Fidelis Multi Factor ETF	33,425	—	—	33,425

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$589,859	$—	$(90,377)	$(8,286,727)	$—	$14,517,234	$6,729,989
Inspire Small/Mid Cap Impact ETF	290,541	—	—	(10,537,302)	—	(182,751)	(10,429,512)
Inspire Corporate Bond Impact ETF	313,750	—	—	(18,252,958)	—	(8,187,074)	(26,126,282)
Inspire 100 ETF	536,667	—	(294,492)	(46,631,267)	—	1,633,802	(44,755,290)
Inspire International ETF	1,219,706	—	(9,516)	(17,688,553)	—	11,720,770	(4,757,593)
Inspire Tactical Balanced ETF	340,893	—	—	(15,865,529)	—	2,669,832	(12,854,804)
Inspire Momentum ETF	116,606	—	—	(5,946,364)	—	1,090,424	(4,739,334)
Inspire Fidelis Multi Factor ETF	222,963	—	—	(1,508,480)	—	4,903,512	3,617,995

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Inspire Global Hope ETF	$90,377
Inspire Small/Mid Cap Impact ETF	—
Inspire Corporate Bond Impact ETF	—
Inspire 100 ETF	294,492
Inspire International ETF	9,516
Inspire Tactical Balanced ETF	—
Inspire Momentum ETF	—
Inspire Fidelis Multi Factor ETF	—

At November 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Inspire Global Hope ETF	$3,782,381	$4,504,346	$8,286,727	$—
Inspire Small/Mid Cap Impact ETF	1,860,513	8,676,789	10,537,302	—
Inspire Corporate Bond Impact ETF	5,570,574	12,682,384	18,252,958	—
Inspire 100 ETF	19,005,319	27,625,948	46,631,267	—
Inspire International ETF	9,035,555	8,652,998	17,688,553	—
Inspire Tactical Balanced ETF	15,865,529	—	15,865,529	—
Inspire Momentum ETF	3,829,360	2,117,004	5,946,364	164,163
Inspire Fidelis Multi Factor ETF	1,508,480	—	1,508,480	1,143,092

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$307,634	$(307,634)
Inspire Small/Mid Cap Impact ETF	5,305,607	(5,305,607)
Inspire Corporate Bond Impact ETF	(220,022)	220,022
Inspire 100 ETF	11,687,635	(11,687,635)
Inspire International ETF	3,120,344	(3,120,344)
Inspire Tactical Balanced ETF	960,611	(960,611)
Inspire Momentum ETF	1,727,860	(1,727,860)
Inspire Fidelis Multi Factor ETF	185,528	(185,528)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At May 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$100,864,740	$17,711,267	$(10,706,351)	$7,004,916
ISMD	179,370,627	27,454,038	(19,263,752)	8,190,286
IBD	310,158,947	1,420,187	(6,330,305)	(4,910,118)
BIBL	294,776,126	45,373,303	(22,804,444)	22,568,859
WWJD	282,143,511	38,449,792	(21,514,039)	16,935,753
RISN	80,215,649	9,290,382	(1,847,913)	7,442,469
GLRY	54,930,659	8,710,799	(849,982)	7,860,817
FDLS	79,667,334	7,696,333	(5,169,153)	2,527,180
PTL	123,794,237	3,563,612	(5,313,907)	(1,750,295)

8.	SECURITIES LENDING

Each Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2024, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

	Fair Value of Securities on	Collateral Value of
Ticker	Loan	Securities on Loan
BLES	$1,310,516	$1,314,780
ISMD	3,734,528	3,802,512
IBD	133,971	136,500
WWJD	6,476,568	8,414,377
FDLS	713,579	720,391

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2024 the collateral consisted of institutional government money market funds.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of May 31, 2024:

		Overnight and	Up to		Greater than
Ticker	Collateral	Continuous	30 Days	30-90 days	90 days	Total
BLES	Fidelity Government Portfolio	$1,314,780	$—	$—	$—	$1,314,780
ISMD	Fidelity Government Portfolio	3,802,512	—	—	—	3,802,512
IBD	Fidelity Government Portfolio	136,500	—	—	—	136,500
WWJD	Fidelity Government Portfolio	8,414,377	—	—	—	8,414,377
FDLS	Fidelity Government Portfolio	720,391	—	—	—	720,391

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2024

The Board declared the following distributions after May 31, 2024:

Ticker	Dividend Per Share	Record Date	Payable Date
BLES	$0.3050	6/25/2024	7/2/2024
ISMD	$0.1405	6/25/2024	7/2/2024
IBD	$0.0809	6/25/2024	7/2/2024
BIBL	$0.0946	6/25/2024	7/2/2024
WWJD	$0.3504	6/25/2024	7/2/2024
RISN	$0.0632	6/25/2024	7/2/2024
GLRY	$0.0875	6/25/2024	7/2/2024
FDLS	$0.0823	6/25/2024	7/2/2024
PTL	$0.5172	6/25/2024	7/2/2024

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2024

Renewal of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 25, 2024, (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 100 ETF (“Inspire 100”), Inspire Corporate Bond ETF (“Inspire CB”), Inspire Fidelis Multi-Factor ETF (“Inspire FMF”), Inspire Global Hope ETF (“Inspire GH”), Inspire Momentum ETF (“Inspire Momentum”) (formerly, Inspire Faithward Mid Cap Momentum ETF), Inspire International ETF (“Inspire Int’l”), Inspire Small/Mid Cap ETF (“Inspire SMC”) and Inspire Tactical Balanced ETF (“Inspire TB,” and, collectively, the “Existing Inspire ETFs”). In considering the renewal of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Inspire Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement on behalf of the Existing Inspire ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at Inspire that were providing advisory services to the Existing Inspire ETFs. The Board noted that Inspire, among other things, provided research, portfolio design, trade order management and distribution efforts for the Existing Inspire ETFs. The Board noted that Inspire had cybersecurity policies and procedures in place and that there have been no material data security incidents reported. The Board acknowledged that Inspire utilized checklists to monitor its compliance with the Existing Inspire ETFs’ prospectus disclosure, investment limitations and exchange listing requirements. The Board reviewed Inspire’s policies with respect to the selection of broker-dealers for portfolio transactions, noting that Inspire selected broker-dealers who could provide clients with the best execution, including price, service and settlement. The Board noted that Inspire evaluated the brokers on a semi-annual basis for best execution. The Board concluded that it could expect Inspire to continue providing quality services to each of the Existing Inspire ETFs and its shareholders.

Performance.

Inspire 100 ETF (“Inspire 100”)— The Board was provided with reports regarding the past performance of Inspire 100, including a report prepared by an independent third party, comparing Inspire 100’s performance with the performance of a group of peer funds, as well as a report comparing Inspire 100’s performance with the performance of its underlying index, the Inspire 100 Index, for various time periods. The Board noted that the index-based investment objective of the Inspire 100 made analysis of investment performance, in absolute terms, less of a priority for the Inspire 100 than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire 100 achieved its investment objective as a passively managed fund.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire 100, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire 100’s index tracking, noting, as applicable, various factors which contributed to the Inspire 100’s tracking error over certain periods of time. The Board noted that while the Inspire 100 had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire 100 that were not incurred by its underlying index. The Board also noted that the Inspire 100’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire 100’s performance at its quarterly meetings.

Inspire Corporate Bond ETF (“Inspire CB”)—The Board was provided with reports regarding the past performance of the Inspire CB, including a report prepared by an independent third party, comparing the Inspire CB’s performance with the performance of a group of peer funds, as well as a report comparing the Inspire CB’s performance with the performance of its underlying index, the Inspire Corporate Bond Impact Index, for various time periods. The Board noted that the index-based investment objective of the Inspire CB made analysis of investment performance, in absolute terms, less of a priority for the Inspire CB than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire CB achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire CB, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire CB’s index tracking, noting, as applicable, various factors which contributed to the Inspire CB’s tracking error over certain periods of time. The Board noted that while the Inspire CB had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire CB that were not incurred by its underlying index. The Board also noted that the Inspire CB’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire CB’s performance at its quarterly meetings.

Inspire Fidelis Multi-Factor ETF (“Inspire FMF”)—The Board was provided with reports regarding the past performance of the Inspire FMF, including a report prepared by an independent third party, comparing the Inspire FMF’s performance with the performance of a group of peer funds, as well as a report comparing the Inspire FMF’s performance with the performance of its underlying index, the WI Fidelis Multi-Cap, Multi-Factor Index, for various time periods. The Board noted that the index-based investment objective of the Inspire FMF made analysis of investment performance, in absolute terms, less of a priority for the Inspire FMF than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire FMF achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire FMF, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire FMF’s index tracking, noting, as applicable, various factors

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

which contributed to the Inspire FMF’s tracking error over certain periods of time. The Board noted that while the Inspire FMF had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire FMF that were not incurred by its underlying index. The Board also noted that the Inspire FMF’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire FMF’s performance at its quarterly meetings.

Inspire Momentum ETF (“Inspire Momentum”)—The Board was provided with reports regarding the past performance of the Inspire Momentum, an actively managed fund, including a report prepared by an independent third party, comparing the Inspire Momentum’s performance with the performance of a group of peer funds. The Board noted that Inspire Momentum was sub-advised, and the sub-advisory services provided by the sub-adviser were supervised by Inspire. The Board took into consideration that Inspire Momentum ranked 2 out of 8 of its peer funds and 2 out of 16 of its Morningstar category for the 1-year period ended October 31, 2023 and ranked 3 out of 5 of its peer group and 10 out of 13 of its Morningstar category since inception. The Board commented that Inspire Momentum outperformed the S&P Mid Cap 400 Total Return Index over the 1-year period ended October 31, 2023 with net returns of 8.12%. The Board concluded that Inspire Momentum had reasonable returns.

Inspire Global Hope ETF (“Inspire GH”)—The Board was provided with reports regarding the past performance of the Inspire GH, including a report prepared by an independent third party, comparing the Inspire GH’s performance with the performance of a group of peer funds, as well as a report comparing the Inspire GH’s performance with the performance of its underlying index, the Inspire Global Hope Large Cap Equal Weight Index, for various time periods. The Board noted that the index-based investment objective of the Inspire GH made analysis of investment performance, in absolute terms, less of a priority for the Inspire GH than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire GH achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire GH, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire GH’s index tracking, noting, as applicable, various factors which contributed to the Inspire GH’s tracking error over certain periods of time. The Board noted that while the Inspire GH had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire GH that were not incurred by its underlying index. The Board also noted that the Inspire GH’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire GH’s performance at its quarterly meetings.

Inspire International ETF (“Inspire Int’l”)—The Board was provided with reports regarding the past performance of the Inspire Int’l, including a report prepared by an independent third party, comparing the Inspire Int’l’s performance with the performance of a group of peer funds, as well as a report comparing the Inspire Int’l’s performance with the performance of its underlying index, the Inspire

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

Global Hope ex-US Index, for various time periods. The Board noted that the index-based investment objective of the Inspire Int’l made analysis of investment performance, in absolute terms, less of a priority for the Inspire Int’l than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire Int’l achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire Int’l, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire Int’l’s index tracking, noting, as applicable, various factors which contributed to the Inspire Int’l’s tracking error over certain periods of time. The Board noted that while the Inspire Int’l had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire Int’l that were not incurred by its underlying index. The Board also noted that the Inspire Int’l’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire Int’l’s performance at its quarterly meetings.

Inspire Small/Mid Cap ETF (“Inspire SMC”)—The Board was provided with reports regarding the past performance of the Inspire SMC, including a report prepared by an independent third party, comparing the Inspire SMC’s performance with the performance of a group of peer funds, as well as a report comparing the Inspire SMC’s performance with the performance of its underlying index, the Inspire Small/Mid Cap Impact Equal Weight Index, for various time periods. The Board noted that the index-based investment objective of the Inspire SMC made analysis of investment performance, in absolute terms, less of a priority for the Inspire SMC than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Inspire SMC achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Inspire SMC, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Inspire SMC’s index tracking, noting, as applicable, various factors which contributed to the Inspire SMC’s tracking error over certain periods of time. The Board noted that while the Inspire SMC had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Inspire SMC that were not incurred by its underlying index. The Board also noted that the Inspire SMC’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Inspire SMC’s performance at its quarterly meetings.

Inspire Tactical Balanced ETF (“Inspire TB”)—The Board was provided with reports regarding the past performance of the Inspire TB, an actively managed fund, including a report prepared by an independent third party, comparing the Inspire TB’s performance with the performance of a group of peer funds. The Board commented that Inspire TB ranked 6 out of 8 of its peer funds and 12 out of 17 of its Morningstar category for the 1-year period ended October 31, 2023 and ranked 4 out of 4 of its peer group and 5 out of 6 of its Morningstar category since inception. The Board noted that Inspire TB underperformed the S&P Target Risk Moderate Total Return Index over the 1-year period

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

ended October 31, 2023 but outperformed the index since inception. The Board noted the Inspire TB’s relatively short performance history, as it commenced on July 15, 2020. The Board concluded that Inspire TB’s returns were satisfactory.

Fees and Expenses. The Board compared each Inspire ETF’s advisory fee and net expense ratio with its peer group and Morningstar category. The Board concluded in each case that Inspire’s advisory fee was not unreasonable.

Inspire 100 ETF—The Board noted that Inspire 100’s advisory fee of 0.30% was lower than the peer group average and higher than the Morningstar category average, but below the high. The Board observed that Inspire 100’s net expense ratio of 0.35% was below the peer group average. The Board noted that Inspire intended to renew its expense limitation agreement with respect to Inspire 100.

Inspire Corporate Bond ETF—The Board observed that Inspire CB’s advisory fee of 0.30% and net expense ratio of 0.43% was the high of its peer group and below the high of the Morningstar category. The Board considered Inspire’s explanation that Inspire CB was comparatively smaller than the other funds in its peer group and had a biblically responsible investing mandate.

Inspire Fidelis Multi-Factor ETF—The noted that Inspire FMF’s advisory fee of 0.45% was higher than the Morningstar category and peer group averages and medians but lower than the high of each, The Board commented that Inspire FMF’s net expense ratio of 0.82% was on par with the high of the Morningstar category and higher than the peer group. The Board considered Inspire’s assertion that higher expenses were involved in managing Inspire FMF in relation to a fund that was from an outside index provider and noted the global diversification of Inspire FMF’s holdings.

Inspire Momentum ETF—The Board remarked that Inspire Momentum’s advisory fee of 0.65% was lower than its Morningstar category and peer group averages. The Board note that Inspire Momentum’s net expense ratio of 0.80% was lower than its peer group median and Morningstar category high. The Board noted that Inspire intended to renew its expense limitation agreement with respect to Inspire Momentum.

Inspire Global Hope ETF—The Board discussed that Inspire GH’s advisory fee of 0.30% was below the averages and medians of the Morningstar category and peer group. The Board noted that Inspire GH’s net expense ratio of 0.55% was higher than the averages and medians of the Morningstar category and peer group, but lower than the highs of each.

Inspire International ETF—The Board noted that the advisory fee of 0.45% for Inspire Int’l was higher than its peer group and Morningstar category averages and medians but lower than the highs of each. The Board observed Inspire Int’l’s net expense ratio of 0.67% was the high of the peer group but below the high of the Morningstar category. The Board considered the added costs associated with managing and trading international and emerging markets stocks in multiple markets and multiple currencies.

Inspire Small/Mid Cap ETF—The Board recognized that Inspire SMC’s advisory fee of 0.30% was on par with the peer group median and well below the high of the Morningstar category. The Board noted

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

that Inspire SMC’s net expense ratio of 0.50%, although higher than the peer group and Morningstar category averages and medians, was below the highs of each.

Inspire Tactical Balanced ETF—The Board discussed that Inspire TB’s advisory fee of 0.50% was lower than its Morningstar category and peer group averages and medians, and that its net expense ratio of 0.69% was the higher than each but below the highs of each. The Board considered that Inspire expected the net expense ratio to decrease as the assets of Inspire TB continued to grow.

Profitability. The Board reviewed the profitability analysis provided by Inspire for each of the Existing Inspire ETFs. The Board observed that Inspire was operating at a loss with respect to Inspire Momentum, but was otherwise earning a reasonable profit with respect to all the other Existing Inspire ETFs. The Board determined that excessive profitability was not an issue for Inspire with respect to any Existing Inspire ETF at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Existing Inspire ETFs. The Board noted that Inspire had indicated a willingness to continue to evaluate the appropriateness of breakpoints when an Inspire ETF reached higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with Inspire was in the best interests of the Existing Inspire ETFs and their shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

Approval of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 25, 2024 (the “Meeting”), the Board discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 500 ETF (the “New Inspire ETF”). In considering the approval of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement on behalf of the New Inspire ETF and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted its experience and familiarity with Inspire as the adviser to eight other series of the Trust and acknowledged the credentials and years of experience of the key personnel at Inspire that would be servicing the New Inspire ETF. The Board noted that Inspire, in addition to portfolio management services, would provide research, portfolio design, trade order management and distribution efforts for the New Inspire ETF. The Board noted that Inspire had cybersecurity policies and procedures in place and that there have been no material data security incidents reported. The Board acknowledged that Inspire would utilize checklists to monitor its compliance with the New Inspire ETF prospectus disclosure, investment limitations and exchange listing requirements. The Board reviewed Inspire’s policies with respect to the selection of broker-dealers for portfolio transactions, noting that Inspire selected broker-dealers that could provide clients with the best execution, including price, service and settlement. The Board noted that Inspire would evaluate the brokers on a semi-annual basis for best execution. The Board concluded that Inspire had sufficient quality and depth of personnel and resources to perform its duties under the proposed advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for any of the New Inspire ETF for the Board to evaluate. The Board recalled its experience with Inspire as adviser to eight other series of the Trust and recognized that Inspire had the potential to provide satisfactory returns.

Fees and Expenses. The Board discussed that the proposed unitary advisory fee and net expense ratio of 0.09% for the New Inspire ETF was among the lowest of the funds that comprised its peer group and Morningstar category. The Board concluded that the advisory fee for each of the New Inspire ETF was not unreasonable.

Profitability. The Board discussed that Inspire anticipated that it would operate a loss in the first year and earn a reasonable profit from its relationship with the New Inspire ETF during later years.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

The Board determined that excessive profitability was not an issue for the New Inspire ETF at this time.

Economies of Scale. The Board considered whether Inspire would realize economies of scale during the initial period of the advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints because of the low unitary advisory fee. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that approval of the advisory agreement with Inspire was in the best interests of the New Inspire ETF and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane, Suite 330
Meridian, ID 83646

INVESTMENT SUB-ADVISER
Seven One Seven Capital Management LTD
1755 Oregon Pike
Lancaster, PA 17601

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	08/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang Principal Executive Officer/President

Date	08/08/24

By	(Signature and Title)
/s/ Sam Singh
Sam Singh Principal Financial Officer/Treasurer

Date	08/08/24